    As filed with the Securities and Exchange Commission on October 4, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                  File No. 33-51294
                                                  File No. 811-7140

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /
                         POST-EFFECTIVE AMENDMENT NO. 10                     /X/
                                       and
                        REGISTRATION STATEMENT UNDER THE                     / /
                             INVESTMENT COMPANY ACT OF 1940                  /X/

                                AMENDMENT NO. 12
                                 --------------
                            MORGAN STANLEY FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

             1221 Avenue of the Americas, New York, New York  10020
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 548-7786

                           Harold J. Schaaff, Esquire
                      Morgan Stanley Asset Management Inc.
             1221 Avenue of the Americas, New York, New York  10020
                     (Name and Address of Agent for Service)
                                 --------------
                                   COPIES TO:
     Warren J. Olsen, Esquire                Richard W. Grant, Esquire
     Morgan Stanley Asset Management Inc.    Morgan, Lewis & Bockius LLP
     1221 Avenue of the Americas             2000 One Logan Square
     New York, NY 10020                      Philadelphia, PA 19103
                                 --------------


--------------------------------------------------------------------------------

                 It is proposed that this filing be effective
                     (check appropriate box)
                 / / immediately upon filing pursuant to Paragraph (b) / / on ____________________ pursuant to Paragraph (b)
                 /X/ 75 days after filing pursuant to Paragraph (a)
                 / / on (date) pursuant to Paragraph (a) of rule 485
                 / / 60 days after filing pursuant to Paragraph (a)

--------------------------------------------------------------------------------


     REGISTRANT HAS PREVIOUSLY ELECTED TO AND HEREBY CONTINUES ITS ELECTION TO REGISTER AN INDEFINITE NUMBER OF SHARES OF ITS COMMON STOCK, PAR VALUE $.001 PER SHARE, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. REGISTRANT FILED ITS RULE 24f-2 NOTICE FOR ITS FISCAL YEAR ENDED JUNE 30, 1995 ON AUGUST 23, 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            MORGAN STANLEY FUND, INC.

                              CROSS REFERENCE SHEET

PART A -    INFORMATION REQUIRED IN A PROSPECTUS


 Form N-1A      Location in Prospectus for Morgan Stanley Global Equity,
Item Number     Morgan Stanley Global Fixed Income, Morgan Stanley Asian Growth,
-----------     Morgan Stanley Emerging Markets, Morgan Stanley Latin American,
                Morgan Stanley European Equity, Morgan Stanley American Value,
                Morgan Stanley Worldwide High Income, Morgan Stanley Growth and
                Income and Morgan Stanley Money Market Fund
                ----------------------------------------------------------------

Item 1.         Cover Page -- Cover Page

Item 2.         Synopsis -- Fund Expenses; Prospectus Summary

Item 3.         Condensed Financial Information -- Financial Highlights;
                Performance Information

Item 4.         General Description of Registrant -- Prospectus Summary;
                Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Management of the Fund; Portfolio Transactions; General Information

Item 5A. Management's Discussion of Fund Performance -- * (See June 30, 1995 Annual Report to Shareholders)

Item 6.         Capital Stock and Other Securities -- Purchase of Shares;
                Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Distributions; Taxes; General Information

Item 7.         Purchase of Securities Being Offered -- Cover Page;
                Prospectus Summary; Management of the Fund; Purchase of Shares; Valuation of Shares

Item 8.         Redemption or Repurchase -- Redemption of Shares; Shareholder
                Services

Item 9.         Pending Legal Proceedings -- *



 Form N-1A
Item Number     Location in Prospectus for Morgan Stanley Aggressive Equity Fund
-----------     ----------------------------------------------------------------
Item 1.         Cover Page -- Cover Page

Item 2.         Synopsis -- Fund Expenses; Prospectus Summary

Item 3.         Condensed Financial Information -- Performance Information

Item 4.         General Description of Registrant -- Prospectus Summary;
                Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Management of the Fund; Portfolio Transactions; General Information

Item 5A.        Management's Discussion of Fund Performance  -- *

Item 6.         Capital Stock and Other Securities -- Purchase of Shares;
                Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Cover Page; Prospectus Summary; Management of the Fund; Purchase of Shares; Valuation of Shares

Item 8.         Redemption or Repurchase -- Redemption of Shares; Shareholder
                Services

Item 9.         Pending Legal Proceedings -- *



*    Omitted since the answer is negative or the Item is not applicable.

PART B -       INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
------         -------------------------------------------------------------


 Form N-1A      Location in Statement of Additional Information for
Item Number     Morgan Stanley Global Equity, Morgan Stanley Global Fixed
-----------     Income, Morgan Stanley Asian Gorwth, Morgan Stanley Emerging
                Markets, Morgan Stanley Latin American, Morgan Stanley European
                Equity, Morgan Stanley American Value, Morgan Stanley Worldwide
                High Income, Morgan Stanley Growth and Income and Morgan
                Stanley Money Market Fund
                ----------------------------------------------------------------

Item 10.        Cover Page -- Cover Page

Item 11.        Table of  Contents -- Cover Page

Item 12.        General Information and History --

Item 13. Investment Objectives and Policies -- Investment Objectives and Policies; Investment Limitations; Determining Maturities of Certain Instruments; Description of Securities and Ratings

Item 14.        Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16. Investment Advisory and Other Services -- Management of the Fund; General Information

Item 17.        Brokerage Allocation and Other Practices -- Portfolio
                Transactions

Item 18.        Capital Stock and Other Securities -- General Information

Item 19.        Purchase, Redemption and Pricing of Securities Being
                Offered -- Purchase of Shares; Redemption of Shares; Shareholder Services; Net Asset Value; General Information

Item 20. Tax Status -- Investment Objectives and Policies; Federal Income Tax; Federal Tax Treatment of Forward Currency Contracts and Exchange Rate Changes; Taxes and Foreign Shareholders; General Information

Item 21.        Underwriters -- Management of the Fund

Item 22.        Calculation of Performance Data -- Performance Information

Item 23.        Financial Statements -- Financial Statements



 Form N-1A      Location in Statement of Additional Information for Morgan
Item Number     Stanley Aggressive Equity Fund
-----------     ----------------------------------------------------------

Item 10.        Cover Page -- Cover Page

Item 11.        Table of Contents -- Cover Page

Item 12.        General Information and History --

Item 13. Investment Objectives and Policies -- Investment Objectives and Policies; Investment Limitations; Determining Maturities of Certain Instruments; Description of Securities and Ratings

Item 14.        Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16. Investment Advisory and Other Services -- Management of the Fund; General Information

Item 17.        Brokerage Allocation and Other Practices -- Portfolio
                Transactions

Item 18.        Capital Stock and Other Securities -- General Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered -- Purchase of Shares; Redemption of Shares; Shareholder Services; Net Asset Value; General Information

Item 20. Tax Status -- Investment Objectives and Policies; Federal Income Tax; Federal Tax Treatment of Forward Currency Contracts and Exchange Rate Changes; Taxes and Foreign Shareholders; General Information

Item 21.        Underwriters -- Management of the Fund

Item 22.        Calculation of Performance Data -- Performance Information

Item 23.        Financial Statements -- Financial Statements



PART C -       OTHER INFORMATION
------         -----------------

               Part C contains the information required by the Items of the Form N-1A under such Items as set forth in the Form N-1A.

The Prospectus for the Morgan Stanley Global Equity Allocation, Morgan Stanley Global Fixed Income, Morgan Stanley Asian Growth, Morgan Stanley Emerging Markets, Morgan Stanley Latin American, Morgan Stanley European Equity, Morgan Stanley American Value, Morgan Stanley Worldwide High Income, Morgan Stanley Growth and Income and Morgan Stanley Money Market Funds, included as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Morgan Stanley Fund, Inc. (File No. 33-51294) filed with the Securities and Exchange Commission on April 4, 1995 and in final form under Rule 497(e) on August 1, 1995, is hereby incorporated by reference as if set forth in full herein.

--------------------------------------------------------------------------------



                               P R O S P E C T U S

--------------------------------------------------------------------------------




                      MORGAN STANLEY [AGGRESSIVE EQUITY] FUND

                                PORTFOLIO OF THE

                            MORGAN STANLEY FUND, INC.

                 P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                       FOR INFORMATION CALL 1-800-282-4404

                                     -------

     Morgan Stanley Fund, Inc. (the "Fund") is an open-end management investment company, or mutual fund, which offers redeemable shares of the Morgan Stanley Aggressive Equity Fund (the "Aggressive Equity Fund") and other series of diversified and nondiversified investment portfolios (each, an "Investment Fund"). The Fund offers the shares of its Investment Funds, except the Money Market Fund, in three classes (Class A, Class B and Class C) designed to provide investors a choice of three ways to pay distribution costs. The Fund is designed to make available to retail investors the expertise of Morgan Stanley Asset Management Inc., the Investment Adviser and Administrator. Shares are available through Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Distributor, and investment dealers, banks and financial services firms that provide distribution, administrative or shareholder services ("Participating Dealers"). The Fund currently consists of eleven Investment Funds, ten of which offer the following range of investment choices:

GLOBAL AND INTERNATIONAL EQUITY FUNDS:

     Morgan Stanley Global Equity Allocation Fund (the "Global Equity Allocation Fund")
     Morgan Stanley Asian Growth Fund (the "Asian Growth Fund")
     Morgan Stanley Emerging Markets Fund (the "Emerging Markets Fund")
     Morgan Stanley Latin American Fund (the "Latin American Fund")
     Morgan Stanley European Equity Fund (the "European Equity Fund")
     Morgan Stanley Growth and Income Fund (the "Growth and Income Fund")

UNITED STATES EQUITY FUND:

     Morgan Stanley Aggressive Equity Fund (the "Aggressive Equity Fund") Morgan Stanley American Value Fund (the "American Value Fund")

GLOBAL FIXED INCOME FUNDS:

     Morgan Stanley Global Fixed Income Fund (the "Global Fixed Income Fund") Morgan Stanley Worldwide High Income Fund (the "Worldwide High Income Fund")

     The eleventh Investment Fund, the Morgan Stanley Money Market Fund (the "Money Market Fund") is not currently offering shares.


     The Aggressive Equity Fund invests in emerging markets securities, which are subject to special risks. See "Foreign Investment Risk Factors."

     INVESTORS SHOULD NOTE THAT THE AGGRESSIVE EQUITY FUND MAY INVEST UP TO 15% OF ITS NET ASSETS IN ILLIQUID ASSETS, INCLUDING RESTRICTED SECURITIES (OTHER THAN RULE 144A SECURITIES THAT ARE DETERMINED TO BE LIQUID). SEE "ADDITIONAL INVESTMENT INFORMATION --NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES." INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF THE AGGRESSIVE EQUITY FUND'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE AGGRESSIVE EQUITY FUND'S EXPENSES.

     This Prospectus is designed to set forth concisely the information about the Aggressive Equity Fund that a prospective investor should know before investing and it should be retained for future reference. Additional information about the Aggressive Equity Fund is contained in a "Statement of Additional Information," dated December ___, 1995, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS DECEMBER __, 1995.

                                  FUND EXPENSES

     The following table illustrates all expenses and fees that a shareholder of the Aggressive Equity Fund may incur:

                                                                   AGGRESSIVE
                                                                     EQUITY
           SHAREHOLDER TRANSACTION EXPENSES                           FUND
           --------------------------------                           ----
           Maximum Sales Load Imposed on Purchases
               Class A . . . . . . . . . . . . . . . . . . . . .      4.75%(1)
               Class B . . . . . . . . . . . . . . . . . . . . .      None
               Class C . . . . . . . . . . . . . . . . . . . . .      None
           Maximum Sales Load Imposed on Reinvested Dividends
               Class A . . . . . . . . . . . . . . . . . . . . .      None
               Class B . . . . . . . . . . . . . . . . . . . . .      None
               Class C . . . . . . . . . . . . . . . . . . . . .      None
           Deferred Sales Load
             For Purchases up to $999,999
               Class A . . . . . . . . . . . . . . . . . . . . .      None
               Class B . . . . . . . . . . . . . . . . . . . . .      5.00%(2)
               Class C . . . . . . . . . . . . . . . . . . . . .      1.00%(3)
           For Purchases of $1,000,000 or more
               Class A . . . . . . . . . . . . . . . . . . . . .      1.00%(1)
               Class B . . . . . . . . . . . . . . . . . . . . .      5.00%(2)
               Class C . . . . . . . . . . . . . . . . . . . . .      1.00%(3)
           Redemption Fees (4) . . . . . . . . . . . . . . . . .
               Class A . . . . . . . . . . . . . . . . . . . . .      None
               Class B . . . . . . . . . . . . . . . . . . . . .      None
               Class C . . . . . . . . . . . . . . . . . . . . .      None
           Exchange Fees
               Class A . . . . . . . . . . . . . . . . . . . . .      None
               Class B . . . . . . . . . . . . . . . . . . . . .      None
               Class C . . . . . . . . . . . . . . . . . . . . .      None

_______

(1) Percentage shown is the maximum sales load. Certain large purchases may be subject to a reduced sales load. Purchases of Class A shares of the Aggressive Equity Fund which, when combined with the net asset value of the purchaser's existing investment in Class A shares of the Aggressive Equity Fund, aggregate $1 million or more are not subject to a sales load (an "initial sales charge"). A contingent deferred sales charge ("CDSC") of 1.00% will be imposed, however, on shares from any such purchase that are redeemed within one year following such purchase. Any such CDSC will be paid to the Distributor. Certain other purchases are not subject to an initial sales charge. See "Purchase of Shares."


(2) Percentage shown is the maximum CDSC. Purchases of Class B shares of the Aggressive Equity Fund are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. See "Purchase of Class B Shares." Any such CDSC will be paid to the Distributor.

(3) Purchases of Class C shares of the Aggressive Equity Fund are subject to a CDSC of 1.00% for redemptions made within one year of purchase. Any such CDSC will be paid to the Distributor.

(4) A charge of $8.00 may be imposed on redemptions by wire which is not an expense of the Aggressive Equity Fund.

           ANNUAL FUND OPERATING EXPENSES
           ------------------------------
           (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER EXPENSE     AGGRESSIVE
            REIMBURSEMENT AND/OR FEE WAIVER)                        EQUITY FUND

           Investment Advisory Fee and Administrative and Shareholder
             Account Costs (5)
                Class A. . . . . . . . . . . . . . . . . . . . .      1.05%
                Class B. . . . . . . . . . . . . . . . . . . . .      1.05%
                Class C. . . . . . . . . . . . . . . . . . . . .      1.05%
           12b-1 Fees
                Class A. . . . . . . . . . . . . . . . . . . . .      0.25%
                Class B. . . . . . . . . . . . . . . . . . . . .      1.00%
                Class C. . . . . . . . . . . . . . . . . . . . .      1.00%
           Custody Fees.
                Class A. . . . . . . . . . . . . . . . . . . . .      0.05%
                Class B. . . . . . . . . . . . . . . . . . . . .      0.05%
                Class C. . . . . . . . . . . . . . . . . . . . .      0.05%
           Other Expenses.
                Class A. . . . . . . . . . . . . . . . . . . . .      0.10%
                Class B. . . . . . . . . . . . . . . . . . . . .      0.10%
                Class C. . . . . . . . . . . . . . . . . . . . .      0.10%
           Total Operating Expenses (6)
                Class A. . . . . . . . . . . . . . . . . . . . .      1.50%
                Class B. . . . . . . . . . . . . . . . . . . . .      2.25%
                Class C. . . . . . . . . . . . . . . . . . . . .      2.25%


_______

(5) The Adviser has agreed to waive its advisory fees and/or to reimburse expenses of the Aggressive Equity Fund, if necessary, if such fees would cause the total annual operating expenses of the Aggressive Equity Fund as a percentage of average daily net assets, to exceed the percentages set forth in the table above. Absent the fee waivers, investment advisory fee of the Aggressive Equity Fund is 0.90%.


(6) If such advisory fees were not waived and/or expenses reimbursed, the total operating expenses of the Aggressive Equity Fund would be estimated to be a percentage of their respective average daily net assets as follows:


                                                  CLASS A   CLASS B   CLASS C
                                                  -------   -------   -------
          Aggressive Equity Fund . . . . . . . .     1.55%     2.30%     2.30%
                                                 ------------------------------
                                                 ------------------------------
These reductions are effective as of the inception of the Aggressive Equity Fund. As a result of these reductions, the Investment Advisory Fee stated above is lower than contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."



     The purpose of the above table is to assist the investor in understanding the various expenses that an investor in the Aggressive Equity Fund will bear directly or indirectly. The Class A, Class B and Class C expenses and fees for the Aggressive Equity Fund are based on estimates. For purposes of calculating the estimated expenses and fees set forth above, the table assumes that the Fund's average daily net assets will be [$50,000,000.] "Other Expenses" include, among others, Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees, and the costs for reports to shareholders. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

     The following example illustrates the expenses that you would pay on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each time period as indicated, in (i) Class A shares of the Aggressive Equity Fund, including the maximum 4.75% sales charge, (ii) Class B shares of the Aggressive Equity Fund, which has a CDSC, but no initial sales charge and
(iii) Class C shares of the Aggressive Equity Fund, which has a CDSC, but no initial sales charge. (If it is assumed there are no redemptions, the expenses are the same.)

                                                                 AGGRESSIVE
                                                                 EQUITY FUND
                                                                 -----------
           Class A shares
                1 Year . . . . . . . . . . . . . . . . . . . . .      $62(1)
                3 Years. . . . . . . . . . . . . . . . . . . . .          93
                5 Years. . . . . . . . . . . . . . . . . . . . .           *
                10 Years . . . . . . . . . . . . . . . . . . . .           *
           Class B shares
           (Assuming complete redemption at end of period)
                1 Year . . . . . . . . . . . . . . . . . . . . .          74
                3 Years. . . . . . . . . . . . . . . . . . . . .         103
                5 Years. . . . . . . . . . . . . . . . . . . . .           *
                10 Years . . . . . . . . . . . . . . . . . . . .           *
           (Assuming no redemption). . . . . . . . . . . . . . .
                1 Year . . . . . . . . . . . . . . . . . . . . .          23
                3 Years. . . . . . . . . . . . . . . . . . . . .          70
                5 Years. . . . . . . . . . . . . . . . . . . . .           *
                10 Years . . . . . . . . . . . . . . . . . . . .           *
           Class C shares
           (Whether or not complete redemption occurs at end
            of period)
                1 Year . . . . . . . . . . . . . . . . . . . . .       23(2)
                3 Years. . . . . . . . . . . . . . . . . . . . .          70
                5 Years. . . . . . . . . . . . . . . . . . . . .           *
                10 Years . . . . . . . . . . . . . . . . . . . .           *

_______

* Because the Aggressive Equity Fund has just become operational as of the date of this Prospectus, the Aggressive Equity Fund has not projected expenses beyond the three-year period shown.

(1) Reduced sales charges apply to purchases of $100,000 or more of the Class A shares of the Aggressive Equity Fund. See "Purchase of Shares." For Class A shares of the Aggressive Equity Fund, generally purchases of $1 million or more may be accomplished at net asset value without an initial sales charge, but may be subject to a 1.00% CDSC if liquidated within one year of purchase.

(2) If Class C shares of the Aggressive Equity Fund are redeemed within one year of purchase, the expense figures in the first year increase to $33.

     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The Adviser in its discretion may terminate voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the example above would be greater.

                               PROSPECTUS SUMMARY

THE FUND

  The Fund currently consists of eleven Investment Funds, offering investors a range of investment choices with Morgan Stanley providing services as Adviser, Administrator and Distributor. Each Investment Fund has its own investment objective and policies designed to meet its specific goals. This Prospectus pertains to the Class A, Class B and Class C shares of the Aggressive Equity Fund. A separate Prospectus pertains to the Class A, Class B and Class C shares of the following Investment Funds (the Money Market Fund has only one class of shares, which are not currently being offered):

  - The GLOBAL EQUITY ALLOCATION FUND seeks long-term capital appreciation by investing in common stocks of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index.

  - The GLOBAL FIXED INCOME FUND seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

  - The ASIAN GROWTH FUND seeks long-term capital appreciation by investing primarily in the common stocks of Asian issuers, excluding Japan.

  - The EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in common stocks of emerging country issuers.

  - The LATIN AMERICAN FUND seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and investing in debt securities issued or guaranteed by Latin American governments or governmental entities.

  - The EUROPEAN EQUITY FUND seeks long-term capital appreciation by investing primarily in the common stocks of European issuers.

  - The AMERICAN VALUE FUND seeks high long-term total return by investing in undervalued common stocks of small- to medium-sized corporations.

  - The WORLDWIDE HIGH INCOME FUND seeks high current income consistent with relative stability of principal and, secondarily, capital appreciation, by investing primarily in a portfolio of high yielding fixed income securities of issuers throughout the world.

  - The GROWTH AND INCOME FUND seeks capital appreciation and current income by investing primarily in equity and equity-linked securities.

  - The MONEY MARKET FUND seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of 397 days or less.

INVESTMENT MANAGEMENT

  Morgan Stanley Asset Management Inc. (the "Adviser" and the "Administrator"), a wholly-owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, had approximately $___ billion in assets under management as an investment manager or as a fiduciary adviser at September ___, 1995 acts as investment adviser to the Fund and each of its Investment Funds. See "Management of the Fund -- Investment Adviser" and "-- Administrator."

HOW TO INVEST

  Class A shares of the Aggressive Equity Fund are offered at net asset value plus an initial sales charge of up to 4.75% in graduated percentages based on the investor's aggregate investments in the Aggressive Equity Fund. Class B and Class C shares of the Aggressive Equity Fund are offered at net asset value. Class B shares are subject to a contingent deferred sales charge ("CDSC") for redemptions within six years and are subject to higher annual distribution-related expenses than the Class A shares. Class C shares are subject to a CDSC for redemptions within one year and are subject to higher annual distribution-related expenses than the Class A shares. Share purchases may be made through Morgan Stanley, through Participating Dealers or by sending payments directly to the Transfer Agent on behalf of the Fund. The minimum initial investment is $1,000 for the Aggressive Equity Fund, except that the minimum initial investment amount for individual retirement accounts ("IRAs") is $250. The minimum for subsequent investments is $100, except that the minimum for subsequent investments for IRAs is $50, and there is no minimum for automatic reinvestment of dividends and distributions. See "Purchase of Shares."

HOW TO REDEEM

  Shares of the Aggressive Equity Fund may be redeemed at any time at the net asset value per share of the Aggressive Equity Fund next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. A Class A shareholder of the Aggressive Equity Fund who did not pay an initial sales charge due to the size of the purchase and redeems shares within one year of purchase will be subject to a CDSC of 1.00% on the lesser of the current market value of the shares redeemed or the total cost of such shares. Certain Class B shares that are redeemed within six years of purchase are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. Certain Class C shares that are redeemed within one year of purchase are subject to a CDSC of 1.00%. The CDSC in each case is applicable to the lesser of the current market value of the shares redeemed or the total cost of such shares. In determining whether either of such CDSCs is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time. If a shareholder reduces his/her total investment in shares of the Aggressive Equity Fund to less than $1,000, the entire investment may be subject to involuntary redemption. See "Redemption of Shares."

RISK FACTORS

  The investment policies of the Aggressive Equity Fund entail certain risks and considerations of which an investor should be aware. The Aggressive Equity Fund may invest in small- to medium-sized companies and in securities of foreign issuers, which are subject to certain risks not typically associated with domestic securities. See "Investment Objective and Policies" and "Additional Investment Information." In addition, the Aggressive Equity Fund may invest in repurchase agreements, lend its fund securities and may purchase securities on a when-issued basis. The Aggressive Equity Fund may invest in covered call options and may also invest in stock options, stock futures contracts and options on stock futures contracts, and may invest in forward foreign currency exchange contracts to hedge currency risk associated with investment in non-U.S. Dollar-denominated securities. The Aggressive Equity Fund may invest in convertible debentures and specialty equity-linked securities, such as PERCS, ELKS or LYONs, of U.S., and to a limited extent, foreign issuers, which may involve risks in addition to those associated with equity securities. The Aggressive Equity Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore may invest a greater proportion of its assets in the securities of a smaller number of issuers and may, as a result, be subject to greater risk with respect to its portfolio securities. See "Investment Limitations" and "Additional Investment Information." Each of these investment strategies involves specific risks which are described under "Investment Objective and Policies" and "Additional Investment Information" herein and under "Investment Objective and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVE AND POLICIES

  The investment objective of the Aggressive Equity Fund is described below, together with the policies the Aggressive Equity Fund employs in its efforts to achieve this objective. The Aggressive Equity Fund's investment objective is a fundamental policy which may not be changed by the Aggressive Equity Fund without the approval of a majority of the Aggressive Equity Fund's outstanding voting securities. There is no assurance that the Aggressive Equity Fund will attain its objective. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

  The Aggressive Equity Fund's investment objective is to provide capital appreciation by investing primarily in a non-diversified portfolio of corporate equity and equity-linked securities. With respect to the Aggressive Equity Fund, equity and equity-linked securities include common and preferred stock, convertible securities, rights and warrants to purchase common stocks, options, futures, and specialty securities, such as ELKS, LYONs and PERCS of U.S., and to a limited extent, as described below, foreign issuers. As a non-diversified portfolio, the Aggressive Equity Fund can be more heavily weighted in fewer stocks than a diversified portfolio. See "Additional Investment Information." Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in equity and equity-linked securities.

  The Adviser employs a flexible and eclectic investment process in pursuit of the Aggressive Equity Fund's investment objective. In selecting securities for the Aggressive Equity Fund, the Adviser concentrates on a universe of rapidly growing, high quality companies and lower, but accelerating, earnings growth situations. The Adviser's universe of potential investments generally comprises companies with market capitalizations of $500 million or more but smaller market capitalization securities may be purchased from time to time. The Aggressive Equity Fund is not restricted to investments in specific market sectors. The Adviser uses its research capabilities, analytical resources and judgment to assess economic, industry and market trends, as well as individual company developments, to select promising investments for the Aggressive Equity Fund. The Adviser concentrates on companies with strong, communicative managements and clearly defined strategies for growth. In addition, the Adviser rigorously assesses company developments, including changes in strategic direction, management focus and current and likely future earnings results. Valuation is important to the Adviser and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises vis-a-vis consensus expectations. The Aggressive Equity Fund is free to invest in any equity or equity-linked security that, in the Adviser's judgment, provides above average potential for capital appreciation.

  The Aggressive Equity Fund may from time to time and consistent with applicable legal requirements sell securities short that it owns (i.e., "against the box") or borrows. See "Additional Investment Information."

  In selecting investments for the Aggressive Equity Fund, the Adviser emphasizes individual security selection. Overweighted sector positions and issuer positions may result from the investment process. See "Investment Limitations." The Aggressive Equity Fund has a long-term investment perspective; however, the Adviser may take advantage of short-term opportunities that are consistent with the Aggressive Equity Fund's objective by selling recently purchased securities which have increased in value.

  The Aggressive Equity Fund may invest in equity and equity-linked securities of domestic and foreign corporations. However, the Aggressive Equity Fund does not expect to invest more than 25% of its total assets at the time of purchase in securities of foreign companies. The Aggressive Equity Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"). Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See "Additional Investment Information" herein and "Investment Objective and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

  Any remaining assets may be invested in securities or obligations, including derivative securities, that are set forth in "Additional Investment Information" below.

                        ADDITIONAL INVESTMENT INFORMATION

BORROWING AND OTHER FORMS OF LEVERAGE

  The Aggressive Equity Fund is authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, and may use the proceeds of the borrowing for investment purposes or to pay dividends. Borrowing creates leverage which is a speculative characteristic. Although the Aggressive Equity Fund is authorized to borrow, it will do so only when the Adviser believes that borrowing will benefit the Aggressive Equity Fund after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by the Aggressive Equity Fund will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging resulting from borrowing will magnify declines as well as increases in the Aggressive Equity Fund's net asset value per share and net yield.

  The Aggressive Equity Fund expects that all of its borrowing will be made on a secured basis. The Aggressive Equity Fund's Custodian will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, the Aggressive Equity Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

  The Aggressive Equity Fund may also enter into reverse repurchase agreements. See "Additional Investment Information -- Reverse Repurchase Agreements" below.

CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES

  The Aggressive Equity Fund may invest in convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Convertible securities are any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

  The Aggressive Equity Fund may invest in PERCS, ELKS or LYONs, which are equity-linked securities that are convertible into or based upon the value of equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market, which is fairly developed and liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

  The following are three examples of equity-linked securities. The Aggressive Equity Fund may invest in the securities described below or other similar equity-linked securities.

 PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Aggressive Equity Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors, such as the Aggressive Equity Fund, that seek current income, find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

 ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Aggressive Equity Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors, such as the Aggressive Equity Fund, that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

 LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Aggressive Equity Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Aggressive Equity Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Aggressive Equity Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

DEPOSITARY RECEIPTS

  The Aggressive Equity Fund may on occasion invest in American Depositary Receipts ("ADRs"). ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depository. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation.

  Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depository of an unsponsored Depositary Receipt is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Aggressive Equity Fund may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Aggressive Equity Fund's investment policies, the Aggressive Equity Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

DERIVATIVES

  The Aggressive Equity Fund may invest in derivatives, which are financial products for instruments that derive their value from the value of an underlying asset, reference rate or index. The following may be considered derivatives: forward foreign currency exchange contracts, options (e.g., puts and calls), futures contracts, options on futures contracts, convertible securities, warrants, equity-linked securities, structured securities, when-issued and delayed delivery securities and depositary receipts. See elsewhere in this "Additional Investment Information" section for descriptions of these various instruments, and see "Investment Objective and Policies" for more information regarding any investment policies or limitations applicable to their use.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  The Aggressive Equity Fund may enter into forward foreign currency exchange contracts ("forward contracts"). Forward contracts provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. Dollar between the trade date and settlement date when the Aggressive Equity Fund purchases or sells securities, locking in the U.S. Dollar value of dividends declared on securities held by the Aggressive Equity Fund and generally protecting the U.S. Dollar value of securities held by the Aggressive Equity Fund against exchange rate fluctuations. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to the Aggressive Equity Fund as a result of exchange rate fluctuations, they will also limit any exchange rate gains that might otherwise have been realized. Such forward contracts are derivative securities, in which the Aggressive Equity Fund may invest for hedging purposes.

  The Aggressive Equity Fund may also enter into foreign currency futures contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are traded on regulated exchanges. Parties to a futures contract must make initial "margin" deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make "variation" margin deposits as the value of the futures contract fluctuates. The Aggressive Equity Fund may not enter into foreign currency futures contracts if the aggregate amount of initial margin deposits on the Aggressive Equity Fund's futures positions, including stock index futures contracts (which are discussed below), would exceed 5% of the value of the Aggresive Equity Fund's total assets. The Aggressive Equity Fund also will be required to segregate assets to cover its futures contracts obligations.

  At the maturity of a forward or futures contract, the Aggressive Equity Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing purchase transactions with respect to futures contracts are effected on an exchange. The Aggressive Equity Fund will only enter into such a forward or futures contract if it is expected that there will be a liquid market in which to close out such contract. There can, however, be no assurance that such a liquid market will exist in which to close a forward or futures contract, in which case the Aggressive Equity Fund may suffer a loss.

  The Aggressive Equity Fund may attempt to accomplish objectives similar to those described above with respect to forward and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives the Aggressive Equity Fund the right to sell a currency at the exercise price until the expiration of the option. A call option gives the Aggressive Equity Fund the right to purchase a currency at the exercise price until the expiration of the option.

  The Aggressive Equity Fund's Custodian will place cash, U.S. government securities, or liquid high-grade debt securities into a segregated account of the Aggressive Equity Fund in an amount equal to the value of the Aggressive Equity Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Aggressive Equity Fund's commitments with respect to such contracts. See "Investment Objective and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  In order to remain fully invested, and to reduce transaction costs, the Aggressive Equity Fund may utilize appropriate securities index futures contracts and options on securities index futures contracts to a limited extent. Because transaction costs associated with futures and options may be lower than the costs of investing in securities directly, it is expected that the use of index futures and options to facilitate cash flows may reduce the Aggressive Equity Fund's overall transaction costs. The Aggressive Equity Fund may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Aggressive Equity Fund is not fully invested and the Adviser anticipates a significant market advance, it may purchase stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Aggressive Equity Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities. The Aggressive Equity Fund will engage in futures and options transactions only for hedging purposes.

  The Aggressive Equity Fund will engage only in transactions in securities index futures contracts, interest rate futures contracts and options thereon which are traded on a recognized securities or futures exchange. There currently are limited securities index futures, interest rate futures and options on such futures markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, will depend on the development of such markets.

  The Aggressive Equity Fund may enter into futures contracts and options thereon provided that not more than 5% of its total assets at the time of entering the transaction is required as deposit to secure obligations under such contracts, and provided further that not more than 20% of the Aggressive Equity Fund's total assets in the aggregate is invested in futures contracts and options transactions.

  The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the stocks held by the Aggressive Equity Fund and the prices of futures and options relating to the stocks purchased or sold by the Aggressive Equity Fund, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Aggressive Equity ability to hedge. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Gains and losses on futures and options depend on the Adviser's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. In the opinion of the [Adviser], the risk that the Aggressive Equity Fund will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market. For more detailed information about futures transactions see "Investment Objective and Policies" in the Statement of Additional Information.

INVESTMENT COMPANIES

  Some emerging market countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment companies which have been specifically authorized. The Aggressive Equity Fund may invest in these investment companies, subject to the provisions of the 1940 Act and other applicable laws. If the Aggressive Equity Fund invests in such investment companies, the Agressive Equity Fund's shareholders will bear not only their proportionate share of the expenses of the Aggressive Equity Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment companies.

  Certain of the investment companies referred to in the preceding paragraph are advised by the Adviser. The Aggressive Equity Fund may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment companies. If the Aggressive Equity Fund does elect to make an investment in such an investment company, it will only purchase the securities of such investment company in the secondary market.

LOANS OF PORTFOLIO SECURITIES

  The Aggressive Equity Fund may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest. The Aggressive Equity Fund will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of the Aggressive Equity Fund's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower of the portfolio securities fail financially. For more detailed information about securities lending, see "Investment Objective and Policies" in the Statement of Additional Information.

LOAN PARTICIPATIONS AND ASSIGNMENTS

  The Aggressive Equity Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). The Aggressive Equity Fund's investments in Loans are expected in most instances to be in the form of participation in Loans ("Participation") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, the Aggressive Equity Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Aggressive Equity Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Aggressive Equity Fund will acquire a Participation only if the Lender interpositioned between the Aggressive Equity Fund and the borrower is determined by the Adviser to be creditworthy. When the Aggressive Equity Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Aggressive Equity Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Aggressive Equity Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Aggressive Equity Fund's ability to dispose of particular Assignments or Participation when necessary to meet the Aggressive Equity Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participation also may make it more difficult for the Aggressive Equity Fund to assign a value to these securities for purposes of valuing the Aggressive Equity Fund's portfolio and calculating its net asset value.

MONEY MARKET INSTRUMENTS

  The Aggressive Equity Fund is permitted to invest in money market instruments, although the Aggressive Equity Fund intends to stay invested in securities satisfying its primary investment objective to the extent practical. The Aggressive Equity Fund may make money market investments pending other investment or settlement for liquidity or in adverse market conditions. The money market investments permitted for the Aggressive Equity Fund include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities; commercial paper including bank obligations; certificates of deposit (including Eurodollar certificates of deposit); and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

NON-DIVERSIFICATION

  The Aggressive Equity Fund is a non-diversified portfolio, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Aggressive Equity Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. The Aggressive Equity Fund, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. See "Taxes" and "Investment Restrictions."

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES

  The Aggressive Equity Fund may invest in securities that are neither listed on a stock exchange nor traded over the counter. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Aggressive Equity Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Aggressive Equity Fund may be required to bear the expenses of registration. As a general matter, the Aggressive Equity Fund may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Securities that are not registered under the Securities Act of 1933, as amended, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act will not be included within the foregoing 15% restriction if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

OPTIONS TRANSACTIONS

  The Aggressive Equity Fund may seek to increase its return or may hedge all or a portion of its portfolio investments through options with respect to securities in which it may invest. The Aggressive Equity Fund will engage only in transactions in options which are traded on a recognized securities or futures exchange. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such option markets.

  The Aggressive Equity Fund may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Aggressive Equity Fund at the stated exercise price. A "covered" call option means that so long as the Aggressive Equity Fund is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option. As a matter of operating policy, the value of the underlying securities on which options will be written at any one time will not exceed 5% of the total assets of the Aggressive Equity Fund. In addition, as a matter of operating policy, the Aggressive Equity Fund will neither purchase or write put options on securities nor purchase call options on securities (except in connection with closing purchase transactions).

  The Aggressive Equity Fund will receive a premium from writing call options, which increases the Aggressive Equity Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Aggressive Equity Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Aggressive Equity Fund's obligation as writer of the option continues. Thus, in some periods the Aggressive Equity Fund will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options.

  The Aggressive Equity Fund may also write (i.e., sell) covered put options. By selling a covered put option, the Aggressive Equity Fund incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Aggressive Equity Fund will be exercisable by the purchaser only on a specific date). Generally, a put option is "covered" if the Aggressive Equity Fund maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option or if the Aggressive Equity Fund holds a put option on the same underlying security with a similar or higher exercise price. The Aggressive Equity Fund may sell put options to receive the premiums paid by purchasers and to close out a long put option position. In addition, when the Adviser wishes to purchase a security at a price lower than its current market price, the Aggressive Equity Fund may write a covered put at an exercise price reflecting the lower purchase price sought.

  The Aggressive Equity Fund may also purchase put or call options on individual securities or baskets of securities. When the Aggressive Equity Fund purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Aggressive Equity Fund purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued. The Aggressive Equity Fund may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Aggressive Equity Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Aggressive Equity Fund would incur no additional loss. The Aggressive Equity Fund may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Aggressive Equity Fund's ability to purchase call and put options.

  The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of the securities held by the Aggressive Equity Fund and the prices of options relating to the securities purchased or sold by the Aggressive Equity Fund; and (ii) possible lack of a liquid secondary market for an option. In the opinion of the Adviser, the risk that the Aggressive Equity Fund will be unable to close out an options contract will be minimized by only entering into options transactions for which there appears to be a liquid secondary market.

REPURCHASE AGREEMENTS

  The Aggressive Equity Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines of the Fund's Board of Directors. In a repurchase agreement, the Aggressive Equity Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Aggressive Equity Fund to the seller. The Aggressive Equity Fund always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Aggressive Equity Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Aggressive Equity Fund's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

REVERSE REPURCHASE AGREEMENTS

  The Aggressive Equity Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Aggressive Equity Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Aggressive Equity Fund. The Aggressive Equity Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Aggressive Equity Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction, and the proceeds are invested for a period no longer than the term of the agreement. The Aggressive Equity Fund will maintain with the Custodian a separate account with a segregated portfolio of cash, U.S. Government securities or other liquid high grade debt obligations in an amount at least equal to its purchase obligations under these agreements (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Aggressive Equity Fund's ability to maintain a stable net asset value. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Aggressive Equity Fund's repurchase obligation, and the Aggressive Equity Fund's use of proceeds of the agreement may effectively be restricted pending such decision. The aggregate of these agreements is limited as set forth under "Investment Limitations." Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings set forth in "Investment Limitations."

SHORT SALES

  The Aggressive Equity Fund may from time to time sell securities short without limitation, although initially it does not intend to sell securities short. A short sale is a transaction in which the Aggressive Equity Fund would sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Aggressive Equity Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Aggressive Equity Fund replaces the borrowed securities. To deliver the securities to the buyer, the Aggressive Equity Fund will need to arrange through a broker to borrow the securities and, in so doing, the Aggressive Equity Fund will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Aggressive Equity Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

  The Aggressive Equity Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. Government securities or other liquid, high grade debt obligations. In addition, the Aggressive Equity Fund will place in a segregated account with its Custodian an amount of cash, U.S. Government securities or other liquid, high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. Government securities or other liquid, high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Aggressive Equity Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. The Aggressive Equity Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Aggressive Equity Fund replaces the borrowed security. The Aggressive Equity Fund will realize a gain if the security declines in price between those dates in an amount greater than any premium paid in connection with the short sale. This result is the opposite of what would result from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

STRUCTURED INVESTMENTS

  The Aggressive Equity Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Aggressive Equity Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Aggressive Equity Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

TEMPORARY INVESTMENTS

  During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, for temporary defensive purposes the Aggressive Equity Fund may reduce its holdings in equity and other securities and may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or may hold cash. The short-term and medium-term debt securities in which the Aggressive Equity Fund may invest consist of (a) obligations of the United States or emerging country governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of United States or emerging country banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and emerging country corporations meeting the Aggressive Equity Fund's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. See "Additional Investment Information -- Repurchase Agreements." For temporary defensive purposes, the Aggressive Equity Fund intends to invest only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries).

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

  The Aggressive Equity Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The Aggressive Equity Fund will maintain with the Custodian a separate account with a segregated portfolio of cash, U.S. Government securities or other liquid high grade debt obligations in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Aggressive Equity Fund enters into the commitment, and no interest accrues to the Aggressive Equity Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

RISK FACTORS RELATING TO FOREIGN INVESTMENT

  The Aggressive Equity Fund may invest in securities of foreign issuers. Investment in securities of foreign issuers, especially in securities of issuers in emerging countries, and in foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing, and financial and other reporting standards and requirements comparable to those applicable to domestic companies. Therefore, disclosure of certain material information may not be made and less information may be available to investors investing in foreign countries than in the United States. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and subject to greater price volatility than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Aggressive Equity Fund by domestic companies. See "Taxes." Additional risks include future adverse political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls. Emerging countries may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the United States.

  Investments in securities of foreign issuers are frequently denominated in foreign currencies, and the Aggressive Equity Fund may also temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the value of the Aggressive Equity Fund's assets measured in U.S. Dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Aggressive Equity Fund will also incur certain costs in connection with conversions between various currencies.

RISK FACTORS RELATING TO INVESTING IN LOWER RATED AND UNRATED DEBT SECURITIES

  The Aggressive Equity Fund may invest in lower rated or unrated debt securities, commonly referred to as "junk bonds." In addition, the emerging country debt securities in which the Aggressive Equity Fund may invest are subject to risk and will not be required to meet a minimum rating standard and may not be rated. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of lower rated and unrated debt securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Fluctuations in the value of the Aggressive Equity Fund's investments will be reflected in the Aggressive Equity Fund's net asset value per share. The Adviser considers both credit risk and market risk in making investment decisions for the Aggressive Equity Fund. Investors should carefully consider the relative risks of investing in lower rated and unrated debt securities and understand that such securities are not generally meant for short-term investing.

  The U.S. corporate lower rated and unrated debt securities market is relatively new and its recent growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments may disrupt the market for U.S. corporate lower rated and unrated debt securities and for emerging country debt securities. Such disruptions may severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for lower rated and unrated debt securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. In addition, there may be limited trading markets for debt securities of issuers located in emerging countries. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Aggressive Equity Fund's net asset value.

  Prices for lower rated and unrated debt securities may be affected by legislative and regulatory developments. These laws could adversely affect the Aggressive Equity Fund's net asset value and investment practices, the secondary market for lower rated and unrated debt securities, the financial condition of issuers of such securities and the value of outstanding lower rated and unrated debt securities. For example, U.S. federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower rated and unrated debt securities and limiting the deductibility of interest by certain corporate issuers of lower rated and unrated debt securities adversely affected the market in recent years.

  Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Aggressive Equity Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Aggressive Equity Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Aggressive Equity Fund's investment portfolio and increasing the exposure of the Aggressive Equity Fund to the risks of lower rated and unrated debt securities.

                             INVESTMENT LIMITATIONS

  The Aggressive Equity Fund is a non-diversified investment company under the 1940 Act, which means that it is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, the Aggressive Equity Fund may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. The Aggressive Equity Fund, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. See "Taxes."

  The Aggressive Equity Fund also operates under certain investment restrictions that are deemed fundamental policies and may be changed by the Aggressive Equity Fund only with the approval of the holders of a majority of the Aggressive Equity Fund's outstanding shares. In addition to other restrictions listed in the Statement of Additional Information, the Aggressive Equity Fund may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Aggressive Equity Fund's total assets would be invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow, or mortgage, pledge or hypothecate its assets to secure such borrowings, in amounts exceeding 33
1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, and the Aggressive Equity Fund may enter into reverse repurchase agreements in accordance with its investment objective and policies; (iii) invest in fixed time deposits with a duration of over seven calendar days; (iv) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 15% of the Aggressive Equity Fund's total assets would be invested in these deposits; or (v) invest more than 25% of the Aggressive Equity Fund's total assets in securities of companies in any one industry.

                             MANAGEMENT OF THE FUND

 INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. (the "Adviser") is the Investment Adviser and Administrator of the Fund and each of its Investment Funds, including the Aggressive Equity Fund. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Investment Fund's investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Investment Fund's investments. The advisory fee paid to the Adviser quarterly by the Aggressive Equity Fund, as an annual percentage of average daily net assets, is 0.90%. The investment advisory fee of the Aggressive Equity Fund, which involves international investments, is higher than those of most investment companies but comparable to those of investment companies with similar objectives.

     The Adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1995, the Adviser, together with its affiliated asset management companies managed investments totaling approximately
$____ billion, including approximately $____ billion under active management and $____ billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund -- Investment Advisory and Administrative Agreements" in the Statement of Additional Information.

     Each class of the Aggressive Equity Fund has adopted separate Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under the applicable Plan, which is described in more detail under "Distributor" below, the Distributor is entitled to receive from the Aggressive Equity Fund, with respect to the Class A shares, payments of 0.25% of such class's annual average net assets and, with respect to the Class B and Class C shares, payments of 0.75% of each such class's annual average net assets. Each Plan recognizes that, in addition to such payments, the Adviser may use its advisory fees or other resources to pay expenses associated with activities which might be construed to be financing the sale of the Aggressive Equity Fund's shares. Each Plan provides that the Adviser may make payments from these sources to third parties, such as consultants that provide assistance in the distribution effort (in addition to selling shares and providing shareholder services). As part of such distribution fees for the Class A shares of the Aggressive Equity Fund, up to 0.25% of the net assets of such class will be used to compensate the Distributor for shareholder services provided. In addition to such distribution fees for the Class B shares and Class C shares, the Rule 12b-1 plan of each class of the Aggressive Equity Fund authorizes the payment of 0.25% of the net assets of each such class to compensate the Distributor for shareholder services provided.

     PORTFOLIO MANAGER -- KURT A. FEUERMAN. Kurt Feuerman is a Managing Director of the Adviser and has had primary management responsibility for the Aggressive Equity Fund since its inception. Prior to joining the Adviser in July 1993, he spent over three years in Morgan Stanley's Research Department where he was responsible for restaurant, gaming and emerging growth stocks. Before joining Morgan Stanley, Mr. Feuerman was a Managing Director at Drexel Burnham Lambert, where he had been an equity analyst since 1984. From 1982 to 1984, Mr. Feuerman was at the Bank of New York, following the auto and auto parts industries. Mr. Feuerman earned a B.A. degree from McGill University, an M.A. from Syracuse University, and an M.B.A. from Columbia University.

 ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to a separate Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal and state laws. The Administration Agreement also provides that the Adviser through its agents will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Investment Fund.

     In a merger completed on September 1, 1995, the Chase Manhattan Bank, N.A. ("Chase" or the "Transfer Agent") succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company, formerly Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information on the Administration Agreement and the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

 DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and review the actions of the Fund's Adviser, administrators and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

 DISTRIBUTOR. Morgan Stanley serves as the Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any specific number of shares of the Fund.

     The Fund currently offers only the classes of shares offered by this Prospectus. The Fund may in the future offer one or more classes of shares of the Aggressive Equity Fund that may have different CDSCs or initial sales charges or other distribution charges or a combination thereof than the classes currently offered.

     The Board of Directors of the Fund has approved and adopted the Distribution Agreement for the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Aggressive Equity Fund a distribution fee, which is accrued daily and paid quarterly, of 0.25% for the Class A shares of the Aggressive Equity Fund and 0.75% of the Class B shares and Class C shares of the Aggressive Equity Fund, on an annualized basis of the average daily net assets of the Aggressive Equity Fund or classes. The Distributor expects to reallocate most of its fee to investment dealers, banks or financial services firms that provide distribution, administrative or shareholder services ("Participating Dealer"). The actual amount of such compensation is agreed upon by the Fund's Board of Directors and by the Distributor. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares. Class B shares and Class C shares are also subject to a service fee at an annual rate of 0.25% on an annualized basis of the average daily net assets of such class of shares of the Aggressive Equity Fund.

     In addition to the distribution and shareholder servicing fees described above, Morgan Stanley also receives a sales charge of up to 4.75% of the sales price of Class A shares of the Aggressive Equity Fund. Morgan Stanley may reallow up to the full applicable sales charge, as shown in the table in "Purchase of Shares" below, to certain Participating Dealers during periods and for transactions specified in "Purchase of Shares" and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, certain Participating Dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933, as amended. Morgan Stanley may receive a CDSC of up to 1.00% of the sales price of the Class A shares and Class C shares of the Aggressive Equity Fund, as described below under "Purchase of Shares." Morgan Stanley may also receive a CDSC of up to 5.00% of the sales price of shares of the Class B shares of the Aggressive Equity Fund, as described below under "Purchase of Shares." In addition to the sales charges described above, Morgan Stanley may from time to time and from its own resources pay or allow additional discounts or promotional incentives, in the form of cash or other compensation, to Participating Dealers. In some instances, such discounts or other incentives may be offered only to certain Participating Dealers that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by Morgan Stanley. In some instances, these incentives may be offered only to certain Participating Dealers that have sold or may sell significant amounts of shares. In addition, Morgan Stanley pays ongoing trail commissions to Participating Dealers. At the option of the

Participating Dealer, such bonuses or other incentives may take the form of payment for travel expenses, including lodging incurred in connection with trips taken by persons associated with the Participating Dealer and members of their families to places within or outside of the United States. The Distributor or Participating Dealers and their investment representatives may receive different levels of compensation depending on which class of shares they sell.

     The Plans obligate the Aggressive Equity Fund to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Aggressive Equity Fund to reimburse Morgan Stanley for the actual expenses Morgan Stanley may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if Morgan Stanley's actual expenses exceed the fee payable to it thereunder at any given time, the Aggressive Equity Fund will not be obligated to pay more than that fee. If Morgan Stanley's actual expenses are less than the fee it receives, Morgan Stanley will retain the full amount of the fee.

     Each Plan of Distribution for a class of Fund shares, under the terms of Rule 12b-1, will remain in effect only if approved at least annually by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("12b-1 Directors"). Each Plan may be terminated at any time by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the applicable class of the Aggressive Equity Fund. The fee set forth above will be paid by the Aggressive Equity Fund or class thereof to Morgan Stanley unless and until a Plan is terminated or not renewed. The Fund intends to operate each Plan in accordance with its terms and the NASD Rules concerning sales charges.

 PAYMENTS TO FINANCIAL INSTITUTIONS. The Adviser or its affiliates may compensate certain financial institutions for the continued investment of their customers' assets in the Portfolios of the Fund pursuant to the advice of such financial institutions. These payments will be made directly by the Adviser or its affiliates from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on shares. Such financial institutions may also perform certain shareholder or recordkeeping services that would otherwise be performed by CGFSC. The Adviser may elect to enter into a contract to pay the financial institutions for such services.

 EXPENSES. The Aggressive Equity Fund is responsible for payment of certain other fees and expenses (including professional fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Aggressive Equity Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Aggressive Equity Fund. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

     Shares of the Aggressive Equity Fund are marketed through Participating Dealers and the Fund may allocate brokerage or principal business on the basis of sales of shares of the Aggressive Equity Fund which may be made through such firms. The Adviser may place portfolio orders with qualified broker-dealers who recommend the Aggressive Equity Fund or who act as agents in the purchase of shares of the Aggressive Equity Fund for their clients.

     In purchasing and selling securities for the Aggressive Equity Fund, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Aggressive Equity Fund, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Aggressive Equity Fund may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Aggressive Equity Fund and one or more of such other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Aggressive Equity Fund and other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

     Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Fund's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund as defined in the 1940 Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

     Portfolio securities will not be purchased from, or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

     Although the primary objective of the Aggressive Equity Fund is not to invest for short-term trading, the Aggressive Equity Fund will seek to take advantage of trading opportunities as they arise to the extent they are consistent with the Aggressive Equity Fund's objective. Accordingly, investment securities may be sold from time to time without regard to the length of time they have been held. The Aggressive Equity Fund anticipates that its annual portfolio turnover rate will exceed 100% under normal circumstances. Market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the Aggressive Equity Fund. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the Aggressive Equity Fund.

                               PURCHASE OF SHARES

     Shares of the Aggressive Equity Fund may be purchased through Participating Dealers or directly from the Fund. Class A shares of the Aggressive Equity Fund may be purchased at the net asset value per share plus the applicable sales charge, if any, next determined after receipt of the purchase order by the Fund. Class B shares and Class C shares of the Aggressive Equity Fund may be purchased at the net asset value per share next determined after receipt of the purchase order by the Fund. Participating Dealers are responsible for forwarding orders they receive to the Fund by the applicable times described below on the same day as their receipt of the orders to permit purchase of shares as described above and the failure to do so will result in the investors being unable to obtain that day's net asset value. See "Valuation of Shares."

     The Class A, Class B and Class C alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the combination of sales charge, distribution fee and CDSC on Class A shares is more favorable than the combination of distribution/service fees and CDSC on Class B shares or Class C shares. In some cases, investors planning to purchase $100,000 or more of Fund shares may pay lower aggregate charges and expenses by purchasing Class A shares. (See "Fee Table.")

OFFERING PRICE OF CLASS A SHARES

     Class A shares of the Aggressive Equity Fund may be purchased at the net asset value per share plus a sales charge (the "Offering Price") which is a percentage of the Offering Price that decreases as the amount of the purchase increases as shown below:

                                  SALES CHARGE AS           SALES CHARGE AS       DEALER RETENTION
            CLASS A SHARES     PERCENTAGE OF OFFERING  PERCENTAGE OF NET AMOUNT   AS PERCENTAGE OF
          AMOUNT OF PURCHASE +         PRICE                  INVESTED            OFFERING PRICE**
          --------------------         -----                  --------            ----------------
       Less than $100,000                    4.75%                      4.99%                  4.25%
       $100,000 - $249,999                   3.50%                      3.63%                  3.00%
       $250,000 - $499,999                   2.50%                      2.56%                  2.00%
       $500,000 - $999,999                   2.00%                      2.04%                  1.50%
       $1,000,000 and over                   None*                     None**                    *++
_______

 * Purchases of $1 million or more may be subject to a redemption fee. (See below.) Morgan Stanley may make payments to Participating Dealers in amounts up to 1.00% of the Offering Price.

** The Distributor may, in its discretion, permit Participating Dealers to retain the full amount of the sales charge in connection with certain sales.

 + The amount of purchase includes net asset value of the purchase plus the sales charge.

++   Commission is payable by Morgan Stanley as discussed below.

     Morgan Stanley may in its discretion compensate Participating Dealers in connection with the sale of Class A shares of the Aggressive Equity Fund in an aggregate amount of $1 million or more up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $3 million, .50% on the next
$2 million and .25% on amounts over $5 million. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, Morgan Stanley will consider the cumulative amount invested by the purchaser in Class A shares of the Aggressive Equity Fund.

 REDUCTION OR WAIVER OF SALES CHARGES. A shareholder who purchases additional Class A shares of an Investment Fund may obtain reduced sales charges through a right of accumulation of current purchases of Class A shares of an Investment Fund with concurrent purchases of Class A shares of the other Investment Fund and with existing Class A share investments in all Investment Funds. The applicable sales charge will be determined based on the total of (a) the shareholder's current purchases of Class A shares of Investment Funds plus
(b) an amount equal to the greater of the then current net asset value, or the total purchase price of the investor's prior purchases of all Class A shares of Investment Funds held by the shareholder. To obtain the reduced sales charge through a right of accumulation, the shareholder must provide Morgan Stanley at the time of purchase, either directly or through a Participating Dealer or shareholder servicing agent, as applicable, with sufficient information to verify that the shareholder has such a right. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

     For purposes of reduced sales charges based on amount of purchase, the term "purchase" refers to purchases made at one time by any "purchaser," which includes an individual; a group composed of an individual and his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code of 1986, as amended (the "Code"); a pension, profit-sharing or other employee benefit plan, whether or not qualified under Section 401 of the Code; or other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge on purchases of the Class A shares, all orders from an organized group will have to be placed through a single Participating Dealer and identified as originating from a qualifying purchaser.

     An investor may also obtain reduced sales charges shown above on purchases of the Class A shares by executing a written letter of intent which states the investor's intention to invest not less than $100,000 within a 13-month period in Class A shares of the Aggressive Equity Fund ("Letter"). Each purchase of Class A shares of the Aggressive Equity Fund under a Letter will be made at the Offering Price applicable at the time of such purchase to single purchases of the full amount indicated on the Letter. (See Terms and Conditions included in the form of Letter in the New Account Application attached to this Prospectus.) An investor who wishes to enter into a Letter in connection with an investment in Class A shares of the Aggressive Equity Fund should use the form in the New Account Application attached to this Prospectus. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed Class A shares will be redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. A shareholder may include the value of all Class A shares of the Aggressive Equity Fund held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the terms of the Letter, but no price adjustment will be made on such shares.

     Class A shares of the Aggressive Equity Fund may be purchased at net asset value without a sales charge by employee benefit plans, retirement plans and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." Morgan Stanley will not compensate Participating Dealers at the time of purchase for sales made to such plans and trusts.

     As disclosed above, no sales charge will be payable at the time of purchase of Class A shares on investments of $1 million or more. However, a CDSC will be imposed on such investments in the event of a redemption of such Class A shares of the Aggressive Equity Fund within 12 months following the purchase, at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares. In determining whether a CDSC is payable, and, if so, the amount of the fee or charge, it is assumed that shares not subject to such fee or charge are the first redeemed, followed by other shares held for the longest period of time. The Fund may also sell Class A shares of the Aggressive Equity Fund at net asset value (without a sales charge) to Directors of the Fund, directors and employees of Morgan Stanley, Participating Dealers, their respective affiliates and their immediate families and employees of agents of the Fund. In addition, Class A shares may be sold without a sales charge when purchased (i) through bank trust departments; (ii) for investors whose account is managed by certain investment advisers registered under the Investment Advisers Act of 1940, as amended; (iii) for investors through certain broker/dealers and other financial services firms that have entered into certain agreements with the Fund which may include a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker/dealer or other firm;
(iv) with redemption proceeds from other investment companies on which the investor had paid a front-end or contingent deferred sales charge; or
(v) through a broker that maintains an omnibus account with the Fund and such purchases are made by the following: (1) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services,
(2) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent, or (3) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." Investors who purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm, or investment adviser may be charged an additional service or transaction fee by that institution.

PURCHASE OF CLASS B SHARES

     Class B shares of the Aggressive Equity Fund may be purchased at net asset value without an initial sales charge. However, a CDSC will be imposed on certain Class B shares redeemed within six years of purchase. The charge is assessed on an amount equal to the lesser of the then-current market value of the Class B shares redeemed or the total cost of such shares. Accordingly, the CDSC will not be applied to dollar amounts representing an increase in the net asset values above the initial purchase price of the shares being redeemed. In addition, no charge is assessed on redemptions of Class B shares derived from reinvestment of dividends or capital gains distributions.

     In determining whether the CDSC is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that the redemption is first of any Class B shares in the shareholder's account that represent reinvested dividends and/or distributions, and/or of Class B shares held longer than six years after purchase, and next of Class B shares held the longest during the initial six-year period after purchase. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of purchase of Class B shares until the redemption of such shares (the "holding period"). The following table sets forth the rates of the CDSC.

CONTINGENT DEFERRED SALES CHARGE


                                                            SALES CHARGE AS
                                                      PERCENTAGE OF THE DOLLAR
          YEAR SINCE PURCHASE                                   AMOUNT
          PAYMENT WAS MADE                                SUBJECT TO CHARGE
          ----------------                                -----------------
          First. . . . . . . . . . . . . . . . . . .            5.0%
          Second . . . . . . . . . . . . . . . . . .            4.0%
          Third. . . . . . . . . . . . . . . . . . .            3.0%
          Fourth . . . . . . . . . . . . . . . . . .            3.0%
          Fifth. . . . . . . . . . . . . . . . . . .            2.0%
          Sixth. . . . . . . . . . . . . . . . . . .            1.0%
          Thereafter . . . . . . . . . . . . . . . .            None*

_______

* As described more fully below, Class B shares automatically convert to Class A shares after the seventh year following purchase.

     Proceeds from the CDSC are paid to Morgan Stanley and are used by Morgan Stanley to defray the expenses of Morgan Stanley related to providing distribution-related services to the Fund in connection with the sale of the Class B shares. Morgan Stanley will make payments to the Participating Dealers that handle the purchases of such shares at the rate of 4.00% of the purchase price of such shares at the time of purchase and expects to reallocate a portion of its distribution fee, with respect to such shares, under the Rule 12b-1 Plan for such class of shares, as described under "Management of the Fund -- Distributor" above. The combination of the CDSC and the distribution services fee facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

 WAIVER OF CDSC.  The CDSC will be waived on the redemption of Class B shares
(i) following the death or initial determination of disability (as defined in the Code) of a shareholder; (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2; or (iii) to the extent that shares redeemed have been withdrawn from a Systematic Withdrawal Plan, up to a maximum amount of 12% per year from a shareholder account based on the value of the account at the time the Plan is established, provided, however that all dividends and distributions are reinvested in Class B Shares. The waiver with respect to (i) above is only applicable in cases where the shareholder account is registered (a) in the name of an individual person,
(b) as a joint tenancy with rights of survivorship, (c) as community property or
(d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Act. A shareholder, or his or her representative, must notify the Fund's Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. The shareholder is responsible for providing sufficient documentation to the Transfer Agent to verify the existence of such circumstances. For information on the imposition and waiver of the CDSC, contact the Transfer Agent at 1-800-282-4404.

 AUTOMATIC CONVERSION TO CLASS A SHARES. After the seventh year following purchase, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. Under current tax law, the conversion is not a taxable event to the shareholder.

     Class B shares may also be purchased through an Automatic Investment Plan as described below.

PURCHASE OF CLASS C SHARES

     Class C shares of the Aggressive Equity Fund may be purchased at the net asset value per share and such shares are subject to a CDSC at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares for shares that are redeemed within one year of purchase. Morgan Stanley will make payments to the Participating Dealers that handle the purchases of such shares at the rate of 1.00% of the purchase price of such shares at the time of purchase and expects to reallocate most of its distribution fee, with respect to such shares, under the Rule 12b-1 Plan for such class of shares, as described under "Management of the Fund -- Distributor" above. In determining whether a CDSC is payable, and, if so, the amount of the fee or charge, it is assumed that shares not subject to such fee or charge are the first redeemed, followed by other shares held for the longest period of time.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     No initial sales charge or CDSC will be payable on the shares of the Aggressive Equity Fund or class thereof purchased through the automatic reinvestment of dividends and distributions on shares of the Aggressive Equity Fund.

REINVESTMENT PRIVILEGE OF EACH CLASS

     A shareholder who has redeemed Class A shares of the Aggressive Equity Fund may reinvest up to the full amount redeemed (less any CDSC, if applicable) at net asset value at the time of the reinvestment in Class A shares of the Aggressive Equity Fund without payment of a sales charge. A shareholder who has redeemed Class B shares of the Aggressive Equity Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class A shares at net asset value with no initial sales charge. A shareholder who has redeemed Class C shares of the Aggressive Equity Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class C shares at net asset value and not be subject to a CDSC. Purchases through the reinvestment privilege are subject to the minimum applicable investment requirements. The reinvestment privilege as to any specific Class A, Class B or Class C shares must be effected within 180 days of the redemption. The Transfer Agent must receive from the shareholder or the shareholder's Participating Dealer both a written request for reinvestment and a check or wire which does not exceed the redemption proceeds. The written request must state that the reinvestment is made pursuant to this reinvestment privilege. If a loss is realized on the redemption of Class A shares, the reinvestment may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

RETIREMENT PLANS

     Qualified retirement plans, IRAs, banks, bank trust departments and registered investment advisory companies, acting in a fiduciary or advisory capacity for individual, institutional or trust accounts, may purchase Class A shares of the Aggressive Equity Fund at net asset value (without a sales charge) provided that the initial order for such purchases is in an amount of $1 million or more or is part of a series of orders covered by a Letter to invest

$1 million or more in Class A shares of the Aggressive Equity Fund. Certain employee benefit plans, retirement plans and deferred compensation plans and trusts used to fund such plans may purchase Class A shares of the Aggressive Equity Fund at net asset value without imposition of a sales charge. See "Offering Price of Class A Shares."

     Morgan Stanley provides retirement plan services and documents and can establish investor accounts in IRAs trusteed by Chase. This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents. Brochures describing such plans and materials for establishing them are available from Morgan Stanley upon request. The brochures for plans trusteed by Chase describe the current fees payable to Chase for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

INITIAL PURCHASES DIRECTLY FROM THE FUND

1) BY CHECK. An account may be opened by completing and signing a New Account Application and mailing it, together with a check ($1,000 minimum for the Aggressive Equity Fund, except for IRAs, for which the initial minimum is $250) made payable to "Morgan Stanley Fund, Inc. -- Aggressive Equity Fund," to:

     Morgan Stanley Fund, Inc.
     P.O. Box 2798
     Boston, Massachusetts 02208-2798

     Payment will be accepted only by check payable in U.S. Dollars, unless prior approval for payment by other currencies is given by the Fund. The class(es) to be purchased should be designated on the New Account Application. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the Aggressive Equity Fund determined on the next day from receipt.

2) BY FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account ($1,000 minimum for the Aggressive Equity Fund, except for IRAs, for which the initial minimum is $250). To help ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

     A. Telephone the Fund (toll free: 1-800-282-4404) and provide your name, address, telephone number, Social Security or Tax Identification Number, the class(es) selected, the amount being wired, and by which bank. The Fund will then provide you with a bank wire control number. (Investors with existing accounts must also notify the Fund prior to wiring funds.)

     B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the Aggressive Equity Fund and the bank wire control number assigned to you):

          Chase Manhattan Bank, N.A.
              One Chase Manhattan Plaza
              New York, NY 10081-1000
              ABA# 021000021
              DDA# 910-2-732907
              Attn:  Morgan Stanley Fund, Inc.
              Ref: (Investment name(s), your account number, your account name)

         Please call the Fund at 1-800-282-4404 prior to wiring funds.

     C. Complete and sign the New Account Application and mail it to the address shown thereon.

         Purchase orders for shares of the Aggressive Equity Fund which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

         Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. The timing of effectiveness of purchase of shares and receipt of dividends is subject to the same timing considerations as described above with respect to purchase by Federal Funds wire and depends on when payment in Federal Funds is received. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

     You may add to your account at any time (minimum additional investment $100, except for IRAs, for which the minimum additional investment is $50, and automatic reinvestment of dividends and capital gains distributions, for which there is no minimum and no sales charge) by purchasing shares through your Participating Dealer, by mailing a check to the Fund (payable to "Morgan Stanley Fund, Inc. -- Aggressive Equity Fund") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account number or wire control number be specified in the letter or wire to better assure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll-free 1-800-282-4404) prior to the wire.

AUTOMATIC INVESTMENT PLAN

     After establishing an account with the Fund, investors may purchase shares of the Fund through an Automatic Investment Plan, under which an amount specified by the shareholder equal to at least the applicable minimum for an investment amount on a monthly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Investors who are participants in the Fund's Systematic Withdrawal Plan should not at the same time participate in the Automatic Investment Plan. Investors interested in the Automatic Investment Plan or seeking further information should contact a Participating Dealer or fund representative. Shares to be held in broker street name may not be purchased through the Automatic Investment Plan.

OTHER PURCHASE INFORMATION

     The purchase price for the Class A shares of the Aggressive Equity Fund is based upon the net asset value per share plus the applicable sales charge, if any, next determined after the order is received by the Fund and for the Class B shares and Class C shares of the Aggressive Equity Fund is based on the net asset value per share next determined after the order is received by the Fund. Participating Dealers are responsible for forwarding orders they receive to the Fund by the applicable times described below on the same day as their receipt of the orders to permit purchase of shares as described above and the failure to do so will result in the investors being unable to obtain that day's net asset value. See "Valuation of Shares." An order received prior to the regular close of the NYSE, which is currently 4:00 p.m. (Eastern Time), will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day. An order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day. If you purchase shares of the Aggressive Equity Fund directly, you must make payment by check or Federal Funds to effect your purchase of the shares and obtain the price for the shares as described above. Purchasing shares of the Aggressive Equity Fund is different from placing a trade for securities at a given price and having a certain number of days in which to make settlement or payment for the securities.

     In the interest of economy and convenience and because of the operating procedures of the Fund, certificates representing shares of the Aggressive Equity Fund will normally not be issued. Such certificates will be made available to investors, however, upon written request to the Fund. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

     To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until the Fund's depositary bank has made fully available for withdrawal the check amount used to purchase Fund shares, which generally will be within 15 days. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund and/or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund and/or its agents for any loss. In addition, you may be prohibited or restricted from making future purchases in the Fund.

     Investors who purchase Class A shares of an Aggressive Equity Fund directly rather than through a Participating Dealer will pay the public offering price including the sales charge, and the sales charge will be payable, as described under "Purchase of Shares -- Offering Price" above, to Morgan Stanley unless a Participating Dealer is designated on the account application. Investors may also invest in the Aggressive Equity Fund by purchasing shares through Participating Dealers.

                              REDEMPTION OF SHARES

     You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until the Fund's depository bank has made fully available for withdrawal the check amount used to purchase Fund shares, which generally will be within 15 days. The Fund will redeem shares of the Aggressive Equity Fund at its next determined net asset value. A CDSC of 1.00% will be imposed on certain Class A shares of the Aggressive Equity Fund that were purchased without payment of the initial sales charge due to the size of the purchase and are redeemed within one year of purchase. A maximum CDSC of 5.00% which decreases in steps to 0% after six years, will be imposed on certain Class B shares of the Aggressive Equity Fund that are redeemed within six years of purchase. A CDSC of 1.00% will be imposed on certain Class C shares of the Aggressive Equity Fund that are redeemed within one year of purchase. See "Purchase of Shares." The CDSC will be imposed on the lesser of the current market value or the total cost of the shares being redeemed. In determining whether either of such CDSCs is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Aggressive Equity Fund is determined at the regular close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of the Aggressive Equity Fund may be redeemed by mail or telephone. Any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Aggressive Equity Fund at the time of purchase and of redemption, among other factors.

     The CDSC may be waived on redemptions of shares in connection with certain post-retirement withdrawals from IRA or other retirement plans or following the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder of the Fund.

     Redemption of shares held in broker street name may not be accomplished by mail or telephone as described below. Shares held in broker street name may be redeemed only by contacting your Participating Dealer.

BY MAIL

     The Aggressive Equity Fund will redeem its shares at the net asset value next determined after your request is received, if your request is received in "good order" by the Transfer Agent. If applicable, a CDSC will be deducted. Your request should be addressed to Mutual Funds Service Company, P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Fund, Inc. c/o Mutual Funds Service Company, 73 Tremont Street, Boston, Massachusetts 02108.

     "Good order" means that the request to redeem shares must include the following documentation:

     (a) A letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     (b) Any required signature guarantees (see "Further Redemption Information" below); and

     (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

     Shareholders who are uncertain of requirements for redemption should consult with their Participating Dealers or with a Fund representative.

BY TELEPHONE

     Unless you have elected on the New Account Application or on a separate form supplied by the Transfer Agent not to utilize the telephone redemption and exchange privileges, you or your Participating Dealer can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier, and it will be implemented at the net asset value next determined after it is received minus the CDSC, if any. The Fund and the Fund's Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or the Transfer Agent may be responsible for losses, liabilities, costs or expenses for acting upon telephone transactions if procedures are not followed to confirm that such transactions are genuine.

     For shares that are held in broker street name, you cannot request redemption by telephone or by mail; such shares may be redeemed only by contacting your Participating Dealer. The Fund may impose a fee of $8.00 on a wire redemption of shares of the Fund that will be deducted from the redemption proceeds.

     To change the name of the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder of $5,000 or more of the Fund's shares at the Offering Price (net asset value plus the sales charge, if any) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The minimum periodic payment is $100. Shares are redeemed so that the payee will receive payment on approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value on the reinvestment date. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may result in a gain or loss for tax purposes and may reduce or even exhaust the shareholder's Fund account. To protect shareholders and the Fund, if the Systematic Withdrawal Plan is not established when an account is opened, a signature guarantee is required to establish a Systematic Withdrawal Plan subsequently if withdrawal payments are directed to an address other than the address of record, or if a change of address request has been submitted in the last 30 days. See "Redemption of Shares" in the Statement of Additional Information.

     The purchase of Class A shares of the Aggressive Equity Fund while participating in a systematic withdrawal plan ordinarily will be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may already have been paid. The purchase of certain Class B shares or Class C shares of the Aggressive Equity Fund while participating in the Systematic Withdrawal Plan may be disadvantageous because the new shares will be subject to up to a 5.00% CDSC for up to six years after purchase, or a 1.00% CDSC for the first year after purchase, respectively. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 in the Aggressive Equity Fund if the investor is at the same time making systematic withdrawals. The right is reserved to amend the Systematic Withdrawal Plan on thirty days' notice. The plan may be terminated at any time by the investor or the Fund.

     The CDSC on Class B shares is waived for withdrawals under the Systematic Withdrawal Plan of a maximum of 1% per month, 3% per quarter, 6% semiannually or 12% annually, of a shareholder's investment in, and any dividends or distributions on, Class B shares of a Fund at the time the Systematic Withdrawal Plan commences, provided that the shareholder elects to have all dividends and distributions on the shareholder's Class B shares automatically reinvested in additional Class B shares. Under this CDSC waiver policy, amounts withdrawn each month will be paid by redeeming first Class B shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If no Class B shares not subject to the CDSC are available, or not enough such shares are available, Class B shares having a CDSC will be redeemed next, beginning with such shares held for the longest period of time (having the lowest CDSC payable upon redemption) and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Under this policy, the least amount of CDSC will be waived by withdrawals under the Systematic Withdrawal Plan.

     See "Purchase of Shares" for a description of the circumstances under which a CDSC on Class A shares, Class B shares and Class C shares, respectively, may be assessed on redemptions of such shares made through the Systematic Withdrawal Plan as described above.

FURTHER REDEMPTION INFORMATION

     The Fund will pay for shares redeemed through broker-dealers using electronic purchase and redemption systems within seven days after receipt of a redemption request through such system. In other situations, the Fund normally will make payment for all shares redeemed under this procedure within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. Payment for redeemed shares will be sent to the shareholder within seven days after receipt of the request in proper form, except that the Fund may delay the mailing of the redemption check, or a portion thereof, until the Fund's depository bank has made fully available for withdrawal the check amount used to purchase Fund shares, which generally will be within 15 days. The Fund may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Aggressive Equity Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities held by the

Aggressive Equity Fund in lieu of cash in conformity with applicable rules of the SEC. Shareholders may incur brokerage charges upon the sale of portfolio securities so received in payment of redemptions.

     Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account invested in the Aggressive Equity Fund having a value of less than $1,000. The Fund, however, will not redeem shares based solely upon market reductions in net asset value. If at any time your total investment does not equal or exceed the stated minimum value, you may be notified of this fact and you will be allowed at least 60 days to make an additional investment before the redemption is processed.

     To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Transfer Agent for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

     You may exchange shares that you own in the Aggressive Equity Fund for shares of the same class of another Investment Fund. Shares of the Aggressive Equity Fund may be exchanged by mail or telephone, except that no shares may be exchanged by telephone if you have elected on the New Account Application or on a separate form supplied by the Transfer Agent not to accept the telephone redemption and exchange privilege. Before you make an exchange, you should read the Prospectus of the new Investment Fund in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to Investment Funds that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60 days' notice to shareholders.

     No CDSC, if one is otherwise applicable, will be assessed at the time of the exchange if the shareholder exchanges from one class of the Aggressive Equity Fund into the same class of another Investment Fund. For purposes of determining whether a shareholder's redemption will be subject to a CDSC, the shareholder's holding period of shares acquired through an exchange will be related back to the time the shareholder initially purchased the Fund shares that were exchanged so long as the shares are held in the same class of the Aggressive Equity Fund. As an example, Class A share purchases of $1,000,000 or more, purchased at net asset value, will not be assessed the 1.00% CDSC if exchanged into Class A shares of another Investment Fund during the first year after purchase. Class B shares of the Aggressive Equity Fund will not be assessed the Class B CDSC if exchanged into Class B shares of another Investment Fund during the first six years after purchase. Class C shares of the Aggressive Equity Fund will not be subject to a CDSC for the first year if exchanged into Class C shares of another Investment Fund. If the initial shares of the Aggressive Equity Fund purchased by the investor were not subject to any sales load or CDSC on such shares, then no sales load or CDSC for shares of the same class will be imposed on any subsequent exchanges involving such shares. No initial sales charge will be assessed, however, and any applicable CDSC will not be imposed when shares of the Aggressive Equity Fund are exchanged for shares of an Investment Fund where the purchase of shares of the Aggressive Equity Fund through the exchange is of any of the types that benefit from a waiver of such initial sales charge or CDSC.

 CLASS A SHARES. As described above and as permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of the Aggressive Equity Fund may tender their Class A shares of any Investment Fund for exchange into the number of Class A shares of another Investment Fund (including fractions thereof) which have a value equal to the total redemption proceeds of shares tendered divided by the net asset value per share next determined after such order is received. Class A shares purchased pursuant to such exchange will not be assessed the initial sales charges described above or any other charge at purchase.

 CLASS B SHARES. As described above and as permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of the Aggressive Equity Fund may tender their Class B shares of any Investment Fund for exchange into the number of Class B shares of another Investment Fund (including fractions thereof) which have a value equal to the total redemption proceeds of shares tendered divided by the net asset value per share next determined after such order is received. Class B shares redeemed pursuant to such exchange will not be assessed the CDSC described above or any other charge at purchase.

 CLASS C SHARES. As described above and as permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of the Aggressive Equity Fund may tender their Class C shares of any Investment Fund for exchange into the number of Class C shares of another Investment Fund (including fractions thereof) which have a value equal to the total redemption proceeds of shares tendered divided by the net asset value per share next determined after such order is received. Class C shares redeemed pursuant to such exchange will not be assessed the CDSC described above or any other charge at purchase.

     Morgan Stanley will tender the shares offered for exchange for redemption by the Fund and will use the proceeds to purchase shares of the designated Investment Fund on the shareholder's behalf. Under normal circumstances, Morgan Stanley will use the proceeds from shares redeemed on any day to purchase shares on the same Business Day.

     Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders.

     Exchange of Fund shares held in broker street name may not be accomplished by mail or telephone as described below. Shares held in broker street name may be exchanged only by contacting your Participating Dealer.

BY MAIL

     In order to exchange shares by mail, you should include in the exchange request the name and account number of your current Investment Fund, the name of the Investment Fund and class of such Fund, if applicable, from which and into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to the Transfer Agent, P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

     When exchanging shares by telephone, have ready the name and your account number of the current Investment Fund, the name of the Investment Fund and class of such Fund, if applicable, from which and into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the applicable Investment Funds at such time. Requests received after 4:00 p.m. (Eastern Time) are processed the next Business Day based on the net asset value determined at the close of business on such day. For shares that are held in broker street name, you cannot request exchange by telephone or by mail; such shares may be exchanged only by contacting your Participating Dealer. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

     You may transfer the registration of any of your Fund shares to another person by writing to the Transfer Agent, P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in "good order" before any transfer can be made. Shares held in broker street name may be transferred only by contacting your Participating Dealer.

                               VALUATION OF SHARES

     The net asset value per share of the Aggressive Equity Fund is determined by dividing the total fair market value of the Aggressive Equity Fund's investments and other assets, less all liabilities, by the total number of outstanding shares of the Aggressive Equity Fund. Net asset value is calculated separately for each class of the Aggressive Equity Fund. Net asset value per share of the Aggressive Equity Fund is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Securities listed on a United States securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined either based on the average bid and asked prices quoted on such valuation date by two reputable brokers or as provided by a reliable pricing service.

     Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted bid price, or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

     For the purpose of calculating the Aggressive Equity Fund's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Aggressive Equity Fund would receive if it sold the instrument.

     The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars at the mean of the bid price and asked price of such currencies against the U.S. Dollar as quoted by a major bank.

     Although the legal rights of Class A, Class B and Class C shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The respective net asset values of Class B shares and Class C shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee charged to Class B and Class C shares.

                             PERFORMANCE INFORMATION

     The Fund may from time to time advertise total return of the Aggressive Equity Fund. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT
INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in the Aggressive Equity Fund would have earned over a specified period of time (such as one, five or ten years) assuming that all distributions and dividends by the Aggressive Equity Fund were reinvested on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable upon redemption by shareholders subject to tax. The Fund may also include comparative performance information in advertising or marketing the Aggressive Equity Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and Morgan Stanley Capital International.

     From time to time the Aggressive Equity Fund may advertise "yield". Yield figures are based on historical performance and are not intended to indicate future performance. The "yield" of the Aggressive Equity Fund refers to the income generated by an investment in the Aggressive Equity Fund over a 30-day period. The 30-day yield is further described under "Performance Information" in the Statement of Additional Information. The Fund may also use comparative performance information from time to time in marketing Fund shares, including data from Lipper Analytical Services, Inc. and/or Donoghue's Money Fund Report.

     The respective performance figures for Class B shares and Class C shares of the Fund will generally be lower than those for Class A shares of the Fund because of the larger distribution fee charged to Class B shares and Class C shares.

                           DIVIDENDS AND DISTRIBUTIONS

     Shareholders will automatically be credited with all dividends and distributions in additional shares at net asset value, without payment of any initial sales charge for Class A shares of the Aggressive Equity Fund, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the New Account Application, a shareholder may elect to receive dividends and/or distributions in cash. Shares received through reinvestment of dividends and/or distributions will not be subject to any CDSC upon their redemption.

     The Aggressive Equity Fund expects to distribute substantially all of its net investment income in the form of quarterly dividends. Net realized gains, if any, will be distributed annually. Confirmations of the purchase of shares of the Aggressive Equity Fund through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next quarterly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases, as might otherwise be required by Rule 10b-10.

     Any undistributed net investment income and undistributed realized gains increase the Aggressive Equity Fund's net assets for the purpose of calculating net asset value per share. On the "ex-dividend" or "ex-distribution" date, the net asset value per share excludes the dividend or distribution (i.e., is reduced by the per share amount of the dividend or distribution). Dividends and distributions paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to tax.

     Because of the higher distribution fee, potentially higher shareholder servicing fee, and any other expenses that may be attributable to the Class B shares and Class C shares of the Aggressive Equity Fund, the net income attributable to and the dividends payable on Class B shares and Class C shares of the Aggressive Equity Fund will be lower than the net income attributable to and the dividends payable on Class A shares of the Aggressive Equity Fund. As a result, the net asset value per share of the classes of the Aggressive Equity Fund will differ at times. Expenses of a Fund allocated to a particular class of shares of the Aggressive Equity Fund will be borne on a pro rata basis by each outstanding share of that class.

                                      TAXES

TAX STATUS OF THE AGGRESSIVE EQUITY FUND

     The following summary of certain Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

     No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Aggressive Equity Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

     The Aggressive Equity Fund is generally treated as a separate entity for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), generally will be applied to the Aggressive Equity Fund separately, rather than to the Fund as a whole.

     The Aggressive Equity Fund intends to qualify for the special tax treatment afforded "regulated investment companies" ("RICs") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to its shareholders.

TAX STATUS OF DISTRIBUTIONS

     The Aggressive Equity Fund distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain, to its shareholders. Dividends paid by the Aggressive Equity Fund from its net investment income will be taxable to the shareholders of the Aggressive Equity Fund as ordinary income, whether received in cash or in additional shares, if the shareholder is subject to tax. Such dividends paid by the Aggressive Equity Fund generally will not qualify for the dividends-received deduction to corporations.

     Distributions of net capital gains (i.e., net long-term capital gains in excess of net short-term capital losses and any available capital loss carryforward) are taxable to shareholders subject to tax as long-term capital gains, regardless of how long the shareholder has held the Aggressive Equity Fund's shares. Capital gains distributions are not eligible for the corporate dividends-received deduction. The Aggressive Equity Fund will make annual reports to shareholders of the federal income tax status of all distributions.

     Shareholders may also be subject to state and local taxes on distributions from the Fund. Shareholders are advised to consult their own tax advisers with respect to tax consequences to them of an investment in the Fund.

     Dividends declared in October, November and December by the Aggressive Equity Fund payable as of a record date in such month and paid at any time during January of the following year are treated as having been paid by the Aggressive Equity Fund and received by the shareholders on December 31 of the year declared.

     The Aggressive Equity Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise taxes.

     A sale, exchange or redemption of shares held as a capital asset will be capital gain or loss and such gain or loss will be a taxable event to the shareholder.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS AND SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE AGGRESSIVE EQUITY FUND.

                               GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

     The Fund was organized as a Maryland corporation on August 14, 1992. The Amended Articles of Incorporation currently permit the Fund to issue 7.75 billion shares of common stock, par value $.001 per share. Pursuant to the Fund's By-Laws, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. (The current Class C shares of the Investment Funds other than the Aggressive Equity Fund were named Class B shares until May 1, 1995 when such shares were renamed Class C shares and thereafter new Class B shares were created).

     The shares of the Aggressive Equity Fund, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Aggressive Equity Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act. A Director may be removed by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. Any person or organization owning 25% or more of the outstanding shares of an Investment Fund may be presumed to "control" (as that term is defined in the 1940 Act) that Investment Fund. As of _________________, 1995, ______________________ [Morgan Stanley Group, Inc.,
1221 Avenue of the Americas, New York, New York 10020], was presumed to "control" the Aggressive Equity Fund based solely on its ownership of 25% or more of the outstanding voting shares of the Fund.

REPORTS TO SHAREHOLDERS

     The Fund will send to its shareholders annual and semiannual reports; the financial statements appearing in annual reports are audited by independent accountants.

     In addition, the Fund or the Transfer Agent will send to each shareholder having an account directly with the Fund a quarterly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid. In addition, when a transaction occurs in a shareholder's account, the Fund or the Transfer Agent will send the shareholder a confirmation statement showing the same information.

CUSTODIAN

     As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("Morgan Stanley Trust"), acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with regulations of the SEC for the purpose of providing custodial services for such assets. Morgan Stanley Trust may also hold certain domestic assets for the Fund. Morgan Stanley Trust is an affiliate of the Adviser and the Distributor. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

     Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as independent accountants for the Fund and audits its annual financial statements.

                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS



MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS:



 Aaa -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


     Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

 A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

 Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

 B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contact over any long period of time may be small.

 Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

 Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


 C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS:

 AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

 AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

 A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

 BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

 BB, B, CCC, CC -- Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

 C -- The rating C is reserved for income bonds on which no interest is being paid.

 D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

MORGAN STANLEY FUND, INC.

      P.O. Box 2798, Boston, MA 02208-2798 (800-282-4404)  NEW ACCOUNT
APPLICATION



                              ACCOUNT REGISTRATION

  - Individual  - Joint Tenants  - Trust  - Gift/Transfer to Minor  - Other_____

NOTE: Joint tenant registration will be as "joint tenants with right of survivorship" and not as "tenants in common" unless specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For an Individual Retirement Account ("IRA") a different application is required. Please call Chase Global Funds Services Company ("CGFSC") at 800-282-4404 or your investment dealer to obtain the IRA application.

Name(s) (PLEASE PRINT)                  Social Security Number(s) or Taxpayer
                                        Identification Number(s) ("TIN(s)")

Name                                    Telephone Number

Address
                                        -  U.S. Citizen -  Other (specify
                                           citizenship)
City/State/Zip

CONSOLIDATED MAILINGS: If you or your family members own multiple accounts in the Morgan Stanley Fund, Inc., you can prevent duplicate mailings to your address by completing this section.

ACCOUNT NUMBER(S)                       NAME(S) IN WHICH ACCOUNT IS REGISTERED


                                 FUND SELECTION

The minimum initial and subsequent investment is $1,000 and $100, respectively, except for IRAs, for which the minimum amounts are $250 and $50, respectively. Attach a check payable to MORGAN STANLEY FUND, INC.--AGGRESSIVE EQUITY FUND.


Morgan Stanley  Class A (____)    $      Class B (____)  $     Class C(____)   $
Aggressive
Equity Fund

                                                Total Initial Investment:    $


NOTE: IF INVESTING BY WIRE, YOU MUST OBTAIN A BANK WIRE CONTROL NUMBER. TO DO SO, PLEASE CALL 800-282-4404.

A. By Mail: Enclosed is a check in the amount of $__ payable to Morgan Stanley Fund, Inc.
B.   By Wire: A bank wire in the amount of $__ has been sent to Morgan Stanley
Fund, Inc. from __   __
 Name of Bank  Wire Control Number

CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:


All Dividends are to be          -  reinvested         -  paid in cash
All Capital Gains are to be      -  reinvested         -  paid in cash

                               ACCOUNT PRIVILEGES


TELEPHONE EXCHANGE AND REDEMPTION
You will automatically have telephone exchange and redemption privileges for yourself and your investment dealer and appoint CGFSC to act as your agent to act upon instructions received by telephone in order to effect such privileges unless you mark one or more of the boxes below:

         No, I/we do not want:
     -  telephone exchange privileges -  telephone redemption privileges for myself/ourselves or my/our investment dealer.

I/We further acknowledge that it is my/our responsibility to read the Prospectus of any Fund into which I/we exchange.
Morgan Stanley Fund, Inc. will mail redemption proceeds to the name and address in which my/our fund account is registered unless I check the following box and complete the information at right. -

AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO PRE-DESIGNATED ACCOUNT.
I/We hereby authorize CGFSC to act upon instructions received by telephone to withdraw $1,000 or more from my/our account in Morgan Stanley Fund, Inc. and wire the amount withdrawn to the following commercial bank account. I/We understand that CGFSC charges an $8.00 fee for each wire redemption, which will be deducted from the proceeds of the redemption.
Title on Bank Account
Name of Bank

Bank A.B.A. Number  Account Number

City/State/Zip

              ATTACH A VOIDED CHECK HERE

A corporation or partnership must also submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names and titles of officers authorized to act on its behalf.
The Fund and the Fund's Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopying written instructions of transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expenses for following instructions received by telephone that it reasonably believes to be genuine.


                        RIGHTS OF ACCUMULATION (optional)

Fund shareholders together with members of their families, may be entitled to reduced sales charges with respect to their purchases of Class A shares of Funds of Morgan Stanley Fund, Inc. sold with an initial sales load ("Investment Fund"). You may also receive a reduced sales charge by completing the Letter of Intent as set forth below as provided in the Prospectus of the Morgan Stanley Fund, Inc. (the "Prospectus"). See the Prospectus for details.

To qualify, you must complete this section, listing all of your accounts including those in your spouse's name, joint accounts and accounts held for your minor children. If you need more space, please attach a separate sheet.

I/We qualify for the Rights of Accumulation initial sales charge discount described in the Prospectus and Statement of Additional Information of Morgan Stanley Fund, Inc.

- I/We own Class A shares of more than one Non-Money Fund of Morgan Stanley Fund, Inc.

- The registration of some of my/our Class A shares differs from that shown on this application. Listed below are the account number(s) and full registration(s) in each case.

LIST OF OTHER ACCOUNTS


ACCOUNT NUMBER(S)                      NAME(S) IN WHICH ACCOUNT IS REGISTERED

                          LETTER OF INTENT (optional)

I/we agree to the Letter of Intent Conditions on the last page of this application.

I/we intend to invest, within a 13-month period beginning on the date hereof (initial purchase date) in Class A shares of the Aggressive Equity Fund purchased hereunder and the other Investment Fund, an aggregate amount which, together with the value of Class A shares of any of the Investment Funds then owned by me/us, will equal or exceed the amount indicated below:

  -  $100,000  -  $250,000  -  $500,000  -  $1,000,000

SYSTEMATIC WITHDRAWAL PLAN (optional)  -  Yes  -  No    Not Available for IRAs

Available to shareholders with account balances of $5,000 or more.

I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Morgan Stanley Fund, Inc. Account on the designated dates in order to make the following periodic payments:

  -  Monthly  -  Quarterly  -  Semiannually  -  Annually

(This request for participation in the Systematic Withdrawal Plan must be received by the 18th day of the month in which you wish withdrawals to begin. Redemptions of shares to make the payments elected above will occur on the 25th day of the month prior to payment, or if such day is not a business day, then the next preceding business day.)

Withdrawal ($100 minimum) from:


Fund Name                                            Amount of     Or      %*
                                                     Each Check
                        Class  :        Code  :     $                  %
                        Class  :        Code  :     $                  %
                        Class  :        Code  :     $                  %

Please make check payable to:
(to be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

Recipient
Street Address
City, State, Zip Code

*With the systematic withdrawal plan, a maximum of 12% per year may be withdrawn from Class B accounts without being subject to a CDSC.

                      AUTOMATIC INVESTMENT PLAN (optional)

I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Funds indicated below at the applicable public offering price determined on that day.

  -  Monthly on the 5th day  -  Monthly on the 20th day

Amount of each debit (minimum $100) to be invested as follows:


Fund Name
                        Class  :        Code  :     $
                        Class  :        Code  :     $
                        Class  :        Code  :     $

NOTE: A completed Bank Authorization Form (see below) and a voided personal check MUST accompany this Automatic Investment Plan application.

 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

AUTOMATIC INVESTMENT PLAN--BANK AUTHORIZATION

Bank Name                    Bank Address                Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by Mutual Funds Service Company, acting as my/our agent for the purchase of Shares of Morgan Stanley Fund, Inc. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.


Account Holder's Name                             Joint Account Holder's Name
X                                                 X
 Signature Date                                    Signature Date

                            Agreements and Signatures

By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by Federal law:

- I/We certify that (1) the number(s) shown above on this form is/are the correct SSN(s) or TIN(s) and (2) I/we are not subject to any backup withholding either because I/we have not been notified by the Internal Revenue Service ("IRS") that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (NOTE: IF ANY OR ALL OF CLAUSE (2) IS NOT TRUE, STRIKE OUT THAT PART BEFORE SIGNING.)

- If no TIN(s) or SSN(s) has/have been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide either number to CGFSC within 60 days of the date of this application or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9.) You may request such form by calling CGFSC at 800-282-4404.

I/We represent that I am/we are of legal age and capacity to purchase shares of the Morgan Stanley Fund, Inc. I/We understand that unless otherwise indicated in this application, my/our investment dealer and I/we will automatically receive telephone exchange and redemption privileges and that Morgan Stanley Fund, Inc. and MFSC and their directors, officers and employees will not be liable for any loss, liability, cost or expense incurred for acting upon instructions believed to be authentic and in accordance with the procedures set forth in the Prospectus. I/We have received, read and carefully reviewed a copy of the Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund shares are not backed or guaranteed by any bank or insured by the FDIC.


X                                                              Date
 Owner Signature
X                                                              Date
 Owner Signature

Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.)

NOTE: THE FOLLOWING SECTION SHOULD BE COMPLETED ONLY IF YOU ARE INVESTING IN THE MORGAN STANLEY FUND, INC. THROUGH A PARTICIPATING DEALER (AN INVESTMENT DEALER).

FOR USE BY AUTHORIZED AGENT (PARTICIPATING DEALER) ONLY

We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Morgan Stanley & Co. Incorporated and with the Prospectus and Statement of Additional Information of the Fund. We agree to notify CGFSC of any purchases made under the Letter of Intent or Rights of Accumulation.

Investment Dealer's Name                     Representative's Name

Branch Number                                Representative's Telephone Number

Branch Address

City/State/Zip Code

Branch Telephone Number                 Investment Dealer's Authorized Signature

___________________        ___________________

___________________        ___________________

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                                   ___________

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                          ------
Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3
Prospectus Summary . . . . . . . . . . . . . . . . . . . . . . . . . . .      6
Investment Objective and Policies. . . . . . . . . . . . . . . . . . . .      8
Additional Investment Information. . . . . . . . . . . . . . . . . . . .      9
Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . .     19
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . .     19
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . .     22
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .     23
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .     30
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . .     33
Valuation of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .     34
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . .     35
Dividends and Distributions. . . . . . . . . . . . . . . . . . . . . . .     36
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     36
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . .     37
Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     39
New Account Application


                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND

                                 MORGAN STANLEY
                             AGGRESSIVE EQUITY FUND


                                PORTFOLIO OF THE

                                 MORGAN STANLEY

                                   FUND, INC.

                                  COMMON STOCK
                                ($.001 PAR VALUE)

                                        _

                                   PROSPECTUS

                                        _

                               INVESTMENT ADVISER

                                 MORGAN STANLEY
                              ASSET MANAGEMENT INC.

                                   DISTRIBUTOR

                                     MORGAN  STANLEY & CO.

                                  INCORPORATED

___________________        ___________________

___________________        ___________________

                 (This page has been left blank intentionally.)

The Statement of Additional Information for the Morgan Stanley Global Equity Allocation, Morgan Stanley Global Fixed Income, Morgan Stanley Asian Growth, Morgan Stanley Emerging Markets, Morgan Stanley Latin American, Morgan Stanley European Equity, Morgan Stanley American Value, Morgan Stanley Worldwide High Income, Morgan Stanley Growth and Income and Morgan Stanley Money Market Funds, included as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Morgan Stanley Fund, Inc. (File No. 33-51294) filed with the Securities and Exchange Commission on April 4, 1995 and in final form under Rule 497(e) on August 3, 1995, is hereby incorporated by reference as if set forth in full herein.

                            MORGAN STANLEY FUND,INC.
                       STATEMENT OF ADDITIONAL INFORMATION


     Morgan Stanley Fund, Inc. (the "Fund") is an open-end management investment company with diversified and non-diversified series ("Investment Funds"). The Fund currently consists of [eleven] Investment Funds offering a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This Statement of Additional Information ("SAI") addresses information of the Fund applicable to the Class A shares, Class B shares and Class C shares of the Morgan Stanley Aggressive Equity Fund (the "Aggressive Equity Fund").

     This Statement is not a prospectus but should be read in conjunction with the prospectus of the Aggressive Equity Fund (the "Prospectus"). To obtain the Prospectus, [and the prospectus and SAI for any of the Fund's Investment Funds,] please call the Morgan Stanley Fund, Inc. Services Group:

                                 1-800-282-4404

                               TABLE  OF  CONTENTS

                                                                            PAGE

Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . . 2
Federal Income Tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
Federal Tax Treatment of Forward Currency Contracts and Exchange
  Rate Changes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
Taxes and Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . . .10
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Determining Maturities of Certain Instruments. . . . . . . . . . . . . . . . .13
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .13
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . .23
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .23
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .26
Description of Securities and Ratings. . . . . . . . . . . . . . . . . . . . .27
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . .29

Statement of Additional Information dated December __, 1995, relating to the Prospectus dated December __, 1995 for Morgan Stanley Aggressive Equity Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

     The following policies supplement the investment objective and policies set forth in the Fund's Prospectus with respect to the Morgan Stanley Aggressive Equity Fund.

EQUITY-LINKED SECURITIES

     The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. It is not possible to predict how equity-linked securities will trade in the secondary market or whether such market will be liquid or illiquid. The following are three examples of equity-linked securities. The Aggressive Equity Fund may invest in the securities described below or other similar equity-linked securities.

     There are certain risks of loss of principal in connection with investing in equity-linked securities, as described in the following examples of certain equity-linked securities. Preferred Equity Redemption Cumulative Stock ("PERCS") as described in "Additional Investment Information" in the Prospectus will convert into common stock within three years no matter at what price the common stock trades. If the common stock is trading at a price that is at or below the cap, the Aggressive Equity Fund receives one share of common stock for each PERCS share. If the common stock is trading at a price that is above the cap, the Aggressive Equity Fund receives less than one share, with the conversion ratio adjusted so that the market value of the common stock received by the Aggressive Equity Fund equals the cap. Accordingly, the Aggressive Equity Fund is subject to the risk that if the price of the common stock is below the cap price at the maturity of the PERCS, the Aggressive Equity Fund will lose the amount of the difference between the price of the common stock and the cap.
Such a loss could substantially reduce the Aggressive Equity Fund's initial investment in the PERCS and any dividends that were paid on the PERCS. PERCS also present risks based on payment expectations. If a PERCS issuer redeems the PERCS, the Aggressive Equity Fund may have to replace the PERCS with a lower yielding security, resulting in a decreased return for investors.

     The principal amount that Equity-Linked Securities ("ELKS") holders receive at maturity, as described in "Additional Investment Information" in the Prospectus, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the cap, the Aggressive Equity Fund receives for each ELKS share an amount equal to the average price of the common stock. If the common stock is trading at a price that is above the cap, the Aggressive Equity Fund receives the cap amount. Accordingly, the Aggressive Equity Fund is subject to the risk that if the price of the common stock is below the cap price at the maturity of the ELKS, the Aggressive Equity Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Aggressive Equity Fund's initial investment in the ELKS and any dividends that were paid on the ELKS. An additional risk is that the issuer may "reopen" the issue of ELKS and issue additional ELKS at a later time or issue additional debt securities or other securities with terms similar to those of the ELKS, and such issuances may affect the trading value of the ELKS.

     The principal amount that Liquid Yield Option Notes ("LYONs") holders receive for LYONs, other than the lower-than-marked yield at maturity, as described in "Additional Investment Information" in the Prospectus, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the purchase price of the LYONs plus accrued original issue discount, the Aggressive Equity Fund receives only the lower-than-market yield, assuming the LYONs are not in default. If the common stock is trading at a price that is above the purchased price of the LYONs plus accrued original issue discount, the Aggressive Equity Fund will receive an amount above the lower-than-market yield on the LYONs, based on how well the underlying common stock does. LYONs also present risks based on payment expectations. If a LYONs issuer redeems the LYONs, the Aggressive Equity Fund may have to replace the LYONs with a lower yielding security, resulting in a decreased return for investors.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The U.S. dollar value of the assets of the Aggressive Equity Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Aggressive Equity Fund may incur costs in connection with conversions between various currencies. The Aggressive Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

     The Aggressive Equity Fund may enter into forward contracts in several circumstances. When the Aggressive Equity Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Aggressive Equity Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Aggressive Equity Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Aggressive Equity Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Aggressive Equity Fund anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the Aggressive Equity Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Aggressive Equity Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Aggressive Equity Fund to deliver an amount of foreign currency in excess of the value of the Aggressive Equity Fund securities or other assets denominated in that currency.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of the Aggressive Equity Fund will thereby be served. Except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, the Fund's Custodian will place cash, U.S. Government securities, or liquid, high-grade debt securities into a segregated account of the Aggressive Equity Fund in an amount equal to the value of the Aggressive Equity Fund's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Aggressive Equity
Fund's commitments with respect to such contracts.

     The Aggressive Equity Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Aggressive Equity Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Aggressive Equity Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Aggressive Equity Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If the Aggressive Equity Fund retains the portfolio security and engages in an offsetting transaction, the Aggressive Equity Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Aggressive Equity Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Aggressive Equity Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Aggressive Equity Fund would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Aggressive Equity Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS

     The Aggressive Equity Fund may enter into securities index futures contracts and options on securities index futures contracts to a limited extent. In addition, the Aggressive Equity Fund may enter into foreign currency futures contracts and options thereon. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or a specific currency at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, index or currency, traded in the United States are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Aggressive Equity Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts which they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Aggressive Equity Fund intends to use futures contracts only for hedging purposes.

     Regulations of the CFTC applicable to the Aggressive Equity Fund require that all futures transactions constitute bona fide hedging transactions or transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed 5% of the liquidation value of the Aggressive Equity Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Aggressive Equity Fund will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Aggressive Equity Fund expects that approximately 75% of its respective futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Aggressive Equity Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Aggressive Equity Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Aggressive Equity Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Aggressive Equity Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Aggressive Equity Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under futures contracts and options would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Aggressive Equity Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Aggressive Equity Fund has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, the Aggressive Equity Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Aggressive Equity Fund's ability to effectively hedge.

     The Aggressive Equity Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Aggressive Equity Fund engages in futures strategies only for hedging purposes, the Adviser does not believe that the Aggressive Equity Fund is subject to the risks of loss frequently associated with futures transactions. The Aggressive Equity Fund would presumably have sustained comparable losses if, instead of the futures contract, the Aggressive Equity Fund had invested in the underlying security or currency and sold it after the decline.

     Utilization of futures transactions by the Aggressive Equity Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that the Aggressive Equity Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Aggressive Equity Fund of margin deposits in the event of bankruptcy of a broker with whom the Aggressive Equity Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

GLOBAL INVESTING

     Global investment diversification can lower the risk that occurs from fluctuations in any one market. Global stock and bond markets often do not parallel the performance of each other which means that, over time, diversifying investments across several countries can help reduce portfolio volatility while increasing returns.

     U.S. stock and bond markets now comprise less than half of the total securities available worldwide and investors who limit their investments to the U.S. ignore over 80% of the world's blue chip companies. Participating in global markets helps the astute investor take advantage of opportunities worldwide. Over the past 10 years, through 1994, the U.S. ranked in the top five performing stock markets only two times according to Morgan Stanley Capital International.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     The Aggressive Equity Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Aggressive Equity Fund's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. The Aggressive Equity Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Aggressive Equity Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of the Participation being subject to the credit risk of the Lender with respect to the Participation, but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation impaired. The Aggressive Equity Fund will acquire a Participation only if the Lender interpositioned between the Aggressive Equity Fund and the borrower is determined by the Adviser to be creditworthy.

     When the Aggressive Equity Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Aggressive Equity Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Aggressive Equity Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Aggressive Equity Fund's ability to dispose of particular Assignments or Participation when necessary to meet the Aggressive Equity Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participation also may make it more difficult for the Aggressive Equity Fund to assign a value to these securities for purposes of valuing the Aggressive Equity Fund's portfolio and calculating its net asset value.

OPTIONS TRANSACTIONS

     The Aggressive Equity Fund may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Aggressive Equity Fund at the stated exercise price. A "covered" call option means that so long as the Aggressive Equity Fund is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option. As a matter of operating policy, the value of the underlying securities on which options will be written at any one time will not exceed 5% of the total assets of the Aggressive Equity Fund. In addition, as a matter of operating policy, the Aggressive Equity Fund will neither purchase or write put options on securities nor purchase call options on securities (except in connection with closing purchase transactions).

     The Aggressive Equity Fund will receive a premium from writing call options, which increases the Aggressive Equity Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Aggressive Equity Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Aggressive Equity Fund's obligation as writer of the option continues. Thus, in some periods the Aggressive Equity Fund will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options.

PORTFOLIO TURNOVER

     It is anticipated that the annual portfolio turnover rate for the Aggressive Equity Fund will not exceed 100%, although in any particular year, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Aggressive Equity Fund for the year, excluding U.S. Government securities and securities with maturities of one year or less. The portfolio turnover rate for a year is calculated by dividing the lesser of sales or the average monthly value of the Aggressive Equity Fund's portfolio purchases of portfolio securities during that year by securities, excluding money market instruments. The rate of portfolio turnover will not be a limiting factor when the Aggressive Equity Fund deems it appropriate to purchase or sell securities for the portfolio. However, the U.S. federal tax requirement that the Aggressive Equity Fund derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Aggressive Equity Fund's ability to dispose of its securities. See "Federal Income Tax."

SECURITIES LENDING

     The Aggressive Equity Fund may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Aggressive Equity Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Aggressive Equity Fund. The Aggressive Equity Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"), or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the Aggressive Equity Fund collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, including accrued interest, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Aggressive Equity Fund at any time, and (d) the Aggressive Equity Fund receives reasonable interest on the loan (which may include the Aggressive Equity Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Morgan Stanley Asset Management Inc. (the "Adviser" or "MSAM") to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Directors.

     At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

                               FEDERAL INCOME TAX

     The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning.

     The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Legislation and administrative changes or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     Each Investment Fund, within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Investment Fund separately, rather than to the Fund as a whole. The Aggressive Equity Fund intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under subchapter M of the Code.

     In order to qualify for the special tax treatment afforded to RICs under Subchapter M of the Code, the Aggressive Equity Fund must, among other things,
(a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, gains from options, futures and forward contracts (the "90% Gross Income Test"); (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of (i) stocks or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and (iii) foreign currencies (or options, futures or forward contracts on foreign currencies), but only if not directly related to the Aggressive Equity Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities) held less than three months (the "Short-Short Gain Test"), and
(c) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Aggressive Equity Fund's total assets is represented by cash, United States Government securities, securities of other RICs, and other securities and cash items, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Aggressive Equity Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (other than U.S. Government securities or the securities of other RICs). For purposes of the 90% gross income requirement described above, foreign currency gains may be excluded by regulation from income that qualifies under the 90% requirement.

     In addition to the requirements described above, in order to qualify as a RIC, the Aggressive Equity Fund must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and net short-term capital gains less operating expenses) to shareholders. If the Aggressive Equity Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

     If the Aggressive Equity Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such case, distributions (including capital gain distributions) will be taxable as ordinary dividends to the extent of the Aggressive Equity Fund's current and accumulated earnings and profits and such distributions generally will be eligible for the corporate dividends received deductions.

     The Aggressive Equity Fund will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Aggressive Equity Fund will pay federal income tax thereon, and, if the Aggressive Equity Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Aggressive Equity Fund as a credit against their federal income tax liability.

     A gain or loss realized by a shareholder on the sale or exchange of shares of the Aggressive Equity Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

     The Aggressive Equity Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

     The Aggressive Equity Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Aggressive Equity Fund, that the Social Security or Taxpayer

Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

FOREIGN INCOME TAX

     It is expected that the Aggressive Equity Fund will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and the Aggressive Equity Fund may be subject to foreign income or other taxes with respect to other income. So long as more than 50% in value of the Aggressive Equity Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Aggressive Equity Fund may elect to treat certain foreign income taxes imposed on it under U.S. federal income tax law as paid directly by its shareholders. The Aggressive Equity Fund will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Aggressive Equity Fund makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Aggressive Equity Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction for their shares of the foreign income taxes in computing their federal income tax liability. (No deductions will be allowed in computing alternative minimum tax liability.)

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Aggressive Equity Fund. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

     The foregoing is only a general description of the treatment of foreign income taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                        FEDERAL TAX TREATMENT  OF FORWARD
                  CURRENCY CONTRACTS AND EXCHANGE RATE CHANGES

     Except for certain hedging transactions, the Aggressive Equity Fund is required for federal income tax purposes to recognize as gain or loss for each taxable year its net unrealized gains and losses on certain forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, forward currency futures contracts which are intended to hedge against a change in the value of securities held by the Aggressive Equity Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     Any net gain realized from the closing out of futures contracts will generally be qualifying income for purposes of the 90% Gross Income test. In order to satisfy the Short-Short Gain test, however, the Aggressive Equity Fund will have to avoid realizing gains on futures contracts and certain forward contracts held less than three months and may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains of such contracts that have been open for less than three months as of the end of the Aggressive Equity Fund's taxable year and which are treated as recognized for tax purposes at the end of the taxable year will not be considered gains on securities held less than three months for purposes of the Short-Short Gain test.

     Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Aggressive Equity Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Aggressive Equity Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of the Aggressive Equity Fund's net investment income, if any, available to be distributed to its shareholders as ordinary income.

                         TAXES AND FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of ordinary income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from United States federal income tax on gains realized on the sale of shares of the Fund, distributions of net long-term capital gains, and amounts retained by the Fund which are designated as undistributed capital gains.

     If the income from the Fund is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions of net investment income and net long-term capital gains, and any gains realized upon the sale of shares of the Fund, will be subject to U.S. federal income tax at the rates applicable to United States citizens and residents or domestic corporations.

     The Fund may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

     The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                               PURCHASE OF SHARES

     For Class A shares of the Aggressive Equity Fund, the purchase price of shares is based upon the net asset value per share plus the applicable sales charge, if any, next determined after the purchase order is received. Class B shares and Class C shares of the Aggressive Equity Fund may be purchased at the net asset value per share next determined after the purchase order is received. For all classes of the Aggressive Equity Fund an order received prior to the regular close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open. The purchase price of shares of the Aggressive Equity Fund is based on such price as further described in the Prospectus under "Purchase of Shares." Class A shares of the Aggressive Equity Fund purchased without an initial sales charge that are redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC"), certain Class B shares of the Aggressive Equity Fund that are redeemed within six years of purchase are subject to a CDSC of up to 5.00% and certain Class C shares of the Aggressive Equity Fund that are redeemed within one year of purchase are subject to a 1.00% CDSC, as described in the Prospectus under "Purchase of Shares." The initial sales charge and CDSC are not applicable to shares of any class of the Aggressive Equity Fund purchased through the automatic reinvestment of dividends or distributions paid by the Aggressive Equity Fund. Shares of the Fund may be purchased on any day the NYSE is open. The NYSE is closed on the following days:
New Year's Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

     The Aggressive Equity Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and
(iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Aggressive Equity Fund's shares.

                              REDEMPTION OF SHARES

     The Aggressive Equity Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Aggressive Equity Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the SEC may permit.

     Any redemption may be more or less than the shareholder's cost depending on, among other factors, the market value of the securities held by the Aggressive Equity Fund. Class A shares of the Aggressive Equity Fund purchased without an initial sales charge due to the size of the purchase that are redeemed within one year of purchase are subject to a 1.00% CDSC, certain Class B shares of the Aggressive Equity Fund that are redeemed within six years of purchase are subject to a CDSC of up to 5.00% that decreases to 0% after six years, and certain Class C shares of the Aggressive Equity Fund that are redeemed within one year of purchase are subject to a 1.00% CDSC as described in the Prospectus under "Purchase of Shares." Such initial sales charge and CDSC are not applicable to shares of any class of the Aggressive Equity Fund purchased through the automatic reinvestment of dividends or distributions paid by the Aggressive Equity Fund.

     To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (2) share transfer requests.

     Eligible signature guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, provided that the institution is a member of the Securities Transfer Agents Medallion Program or another recognized signature guarantee program. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

     Redemption of shares held in broker street name may not be accomplished by mail or telephone as described above. Shares held in broker street name may be redeemed only by contacting the investment dealer, bank or financial services firm ("Participating Dealer") that handles your account.

                             INVESTMENT  LIMITATIONS

     The Aggressive Equity Fund has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Aggressive Equity Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Aggressive Equity Fund are present or represented by proxy, or
(2) more than 50% of the outstanding voting securities of the Aggressive Equity Fund. The Aggressive Equity Fund will not:

     (1) invest in commodities, except that the Aggressive Equity Fund may invest in futures contracts and options to the extent that not more than 5% of its total assets are required as deposits to secure obligations under futures contracts and not more than 20% of its total assets are invested in futures contracts and options at any time;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

     (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (11) below) which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

     (4) purchase on margin or sell short except as specified above in (1) and except that the Aggressive Equity Fund may enter into short sales in accordance with its investment objectives and policies;

     (5) purchase or retain securities of an issuer if those officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (6) borrow in amounts greater than 33 1/3% of the its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing; and the Aggressive Equity Fund may enter into reverse repurchase agreements in accordance with its investment objective and policies;

     (7) pledge, mortgage or hypothecate its assets to secure borrowings in amounts greater than 33 1/3% of its assets (including the amount borrowed);

     (8)  underwrite the securities of other issuers;

     (9) invest more than an aggregate of 15% of the net assets of the Aggressive Equity Fund, determined at the time of investment, in illiquid assets, including repurchase agreements having maturities of more than seven days; provided, however, that the Aggressive Equity Fund shall not invest more than 10% of its total assets in securities subject to legal or contractual restrictions on resale;

     (10) invest for the purpose of exercising control over management of any company;

     (11) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (12) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (13) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of its total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (14) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases; or

     (15) issue senior securities.

     The Aggressive Equity Fund will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities);

     In addition, the Fund has adopted the following limitations which are not fundamental policies and may be changed without shareholder approval:

     (1) the Aggressive Equity Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such derivative securities will exceed 5% of its total assets except that the Aggressive Equity Fund may purchase puts and calls on foreign currencies and may write covered call options in accordance with its investment objective and policies;

     (2) the Aggressive Equity Fund may not purchase warrants if, by reason of such purchase, more than 5% of the value of the Aggressive Equity Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Aggressive Equity Fund's net assets may be warrants that are not listed on a recognized stock exchange; and

     (3) the Aggressive Equity Fund will not invest in oil, gas or other mineral leases; and

     The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Investment Funds may adopt different limitations.

                  DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

     Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (1) a Government Obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

     The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Three Directors and all of the officers of the Fund are directors, officers or employees of the Fund's adviser, distributor or administrative services provider. The other Directors have no affiliation with the Fund's adviser, distributor or administrative services provider. The Directors are also directors of other open-end funds advised by Morgan Stanley Asset Management Inc. (collectively with the Fund, the "Open-end Fund Complex"). Officers of the Fund are also officers of some or all of the other investment companies managed, administered, advised or distributed by Morgan Stanley Asset Management Inc. or its affiliates. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past 5 years is set forth below:

                                                   Principal Occupation During
Name and Address           Position with Fund            Past Five Years
----------------           ------------------     ---------------------------

Barton M. Biggs*           Chairman and           Chairman and Director of
1221 Avenue of the         Director               Morgan Stanley Asset
Americas                                          Management Inc. and Morgan
New York, NY 10020                                Stanley Asset Management
                                                  Limited; Managing Director
                                                  of Morgan Stanley & Co.,
                                                  Inc.; Director of Morgan
                                                  Stanley Group Inc.; Member
                                                  of International Advisory
                                                  Counsel of the Thailand
                                                  Fund; Chairman and Director
                                                  of The Brazilian Investment
                                                  Fund, Inc., The Latin
                                                  American Discovery Fund,
                                                  Inc., The Malaysia Fund,
                                                  Inc., Morgan Stanley Africa
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley Asia-Pacific
                                                  Fund, Inc., Morgan Stanley
                                                  Emerging Markets Debt Fund,
                                                  Inc., Morgan Stanley
                                                  Emerging Markets Fund,
                                                  Inc., Morgan Stanley Fund
                                                  Inc., Morgan Stanley Global
                                                  Opportunity Bond Fund,
                                                  Inc., Morgan Stanley High
                                                  Yield Fund, Inc., Morgan
                                                  Stanley India Investment
                                                  Fund, Inc., Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

Warren J. Olsen*           Director and           Principal of Morgan Stanley
1221 Avenue of the         President              & Co., Inc.; Vice President
Americas                                          of Morgan Stanley Asset
New York, NY 10020                                Management Inc.; President
                                                  and Director of The
                                                  Brazilian Investment Fund,
                                                  Inc., The Latin American
                                                  Discovery Fund, Inc., The
                                                  Malaysia Fund, Inc., Morgan
                                                  Stanley Africa Investment
                                                  Fund, Inc., Morgan Stanley
                                                  Asia-Pacific Fund, Inc.,
                                                  Morgan Stanley Emerging
                                                  Markets Debt Fund, Inc.,
                                                  Morgan Stanley Emerging
                                                  Markets Fund, Inc., Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Global Opportunity
                                                  Bond Fund, Inc., Morgan
                                                  Stanley High Yield Fund,
                                                  Inc., Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc., and The Turkish
                                                  Investment Fund, Inc.

John D. Barrett, II        Director               Chairman and Director of
521 Fifth Avenue                                  Barrett Associates, Inc.
New York, NY 10135                                (Investment counseling);
                                                  Director of the Ashforth
                                                  Company (real estate);
                                                  Director of the Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.

                                                   Principal Occupation During
Name and Address           Position with Fund            Past Five Years
----------------           ------------------     ---------------------------


Gerard E. Jones            Director               Partner in Richards &
43 Arch Street                                    O'Neil L.L.P. (law firm);
Greenwich, CT 06830                               Director of the Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.

Andrew McNally IV          Director               Chairman and Chief
8255 North Central                                Executive Officer of Rand
Park Avenue                                       McNally (Publication);
Skokie, IL 60076                                  Director of Allendale
                                                  Insurance Co., Mercury
                                                  Finance (consumer finance);
                                                  Zenith Electronics,
                                                  Hubbell, Inc. (industrial
                                                  electronics); Director of
                                                  the Morgan Stanley Fund,
                                                  Inc., Morgan Stanley
                                                  Institutional Fund, Inc.
                                                  and PCS Cash Fund, Inc.;
                                                  Director of the Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.

Samuel T. Reeves           Director               Chairman of the Board and
8211 North                                        CEO, Pinacle L.L.C.
Fresno Street                                     (investment firm);
Fresno, CA 93720                                  Director, Pacific Gas and
                                                  Electric and PG&E
                                                  Enterprises (utilities);
                                                  Director of the Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.

Fergus Reid                Director               Chairman and Chief
85 Charles Colman Blvd.                           Executive Officer of
Pawling, NY 12564                                 LumeLite Corporation
                                                  (injection molding firm);
                                                  Trustee and Director of
                                                  Vista Mutual Fund Group;
                                                  Director of the Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.



Frederick O. Robertshaw    Director               Of Counsel, Bryan, Cave
2800 North Central Avenue                         (law firm); Previously
Phoenix, AZ 85004                                 associated with Copple,
                                                  Chamberlin & Boehm, P.C.
                                                  and Rake, Copple, Downey &
                                                  Black, P.C. (law firms);
                                                  Director of the Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.

                                                   Principal Occupation During
Name and Address           Position with Fund            Past Five Years
----------------           ------------------     ---------------------------

Frederick B. Whittemore*   Director               Advisory Director of Morgan
1251 Avenue of the                                Stanley & Co., Inc.; Vice-
Americas, 30th Flr.                               Chairman and Director of
New York, NY 10020                                The Brazilian Investment
                                                  Fund, Inc., The Latin
                                                  American Discovery Fund,
                                                  Inc., The Malaysia Fund,
                                                  Inc., Morgan Stanley Africa
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley Asia-Pacific
                                                  Fund, Inc., Morgan Stanley
                                                  Emerging Markets Debt Fund,
                                                  Inc., Morgan Stanley
                                                  Emerging Markets Fund,
                                                  Inc., Morgan Stanley Fund,
                                                  Inc., Morgan Stanley Global
                                                  Opportunity Bond Fund,
                                                  Inc., Morgan Stanley High
                                                  Yield Fund, Inc., Morgan
                                                  Stanley India Investment
                                                  Fund, Inc., Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

James W. Grisham*          Vice President         Principal of Morgan Stanley
1221 Avenue of the                                & Co., Inc.; Vice President
Americas                                          of Morgan Stanley Asset
New York, NY 10020                                Management Inc.; Vice
                                                  President of The Brazilian
                                                  Investment Fund, Inc., The
                                                  Latin American Discovery
                                                  Fund, Inc., The Malaysia
                                                  Fund, Inc., Morgan Stanley
                                                  Africa Investment Fund,
                                                  Inc., Morgan Stanley Asia-
                                                  Pacific Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Debt Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Fund, Inc., Morgan Stanley
                                                  Fund, Inc., Morgan Stanley
                                                  Global Opportunity Bond
                                                  Fund, Inc., Morgan Stanley
                                                  High Yield Fund, Inc.,
                                                  Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

                                                   Principal Occupation During
Name and Address           Position with Fund            Past Five Years
----------------           ------------------     ---------------------------

Harold J. Schaaff, Jr.*    Vice President         Principal of Morgan Stanley
1221 Avenue of the                                & Co.; General Counsel and
Americas                                          Secretary of Morgan Stanley
New York, NY 10020                                Asset Management Inc.; Vice
                                                  President of The Brazilian
                                                  Investment Fund, Inc., The
                                                  Latin American Discovery
                                                  Fund, Inc., The Malaysia
                                                  Fund, Inc., Morgan Stanley
                                                  Africa Investment Fund,
                                                  Inc., Morgan Stanley Asia-
                                                  Pacific Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Debt Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Fund, Inc., Morgan Stanley
                                                  Fund, Inc., Morgan Stanley
                                                  Global Opportunity Bond
                                                  Fund, Inc., Morgan Stanley
                                                  High Yield Fund, Inc.,
                                                  Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

Joseph P. Stadler*         Vice President         Vice President of Morgan
1221 Avenue of the                                Stanley Asset Management
Americas                                          Inc.; Previously with Price
New York, NY 10020                                Waterhouse (accounting);
                                                  Vice President of The
                                                  Brazilian Investment Fund,
                                                  Inc., The Latin American
                                                  Discovery Fund, Inc., The
                                                  Malaysia Fund, Inc., Morgan
                                                  Stanley Africa Investment
                                                  Fund, Inc., Morgan Stanley
                                                  Asia-Pacific Fund, Inc.,
                                                  Morgan Stanley Emerging
                                                  Markets Debt Fund, Inc.,
                                                  Morgan Stanley Emerging
                                                  Markets Fund, Inc., Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Global Opportunity
                                                  Bond Fund, Inc., Morgan
                                                  Stanley High Yield Fund,
                                                  Inc., Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

                                                   Principal Occupation During
Name and Address           Position with Fund            Past Five Years
----------------           ------------------     ---------------------------

Valerie Y. Lewis*          Secretary              Vice President of Morgan
1221 Avenue of the                                Stanley Asset Management
Americas                                          Inc.; Previously with
New York, NY 10020                                Citicorp (banking);
                                                  Secretary of The Brazilian
                                                  Investment Fund, Inc., The
                                                  Latin American Discovery
                                                  Fund, Inc., The Malaysia
                                                  Fund, Inc., Morgan Stanley
                                                  Africa Investment Fund,
                                                  Inc., Morgan Stanley Asia-
                                                  Pacific Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Debt Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Fund, Inc., Morgan Stanley
                                                  Fund, Inc., Morgan Stanley
                                                  Global Opportunity Bond
                                                  Fund, Inc., Morgan Stanley
                                                  High Yield Fund, Inc.,
                                                  Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

Karl O. Hartmann           Assistant Secretary    Senior Vice President,
73 Tremont Street                                 Secretary and General
Boston, MA 02108-3913                             Counsel of Chase Global Funds
                                                  Services Company; Senior
                                                  Vice President, Secretary
                                                  and General Counsel,
                                                  Leland, O'Brien, Rubinstein
                                                  Associates, Inc. (an
                                                  investment adviser) from
                                                  November 1990 to November
                                                  1991.

James R. Rooney            Treasurer              Assistant Vice President,
73 Tremont Street                                 Chase Global Funds Services
Boston, MA 02108-3913                             Company; Manager of Fund
                                                  Administration; Officer of
                                                  various investment
                                                  companies managed by Morgan
                                                  Stanley Asset Management
                                                  Inc.; Previously with
                                                  Scudder, Stevens & Clark,
                                                  Inc. (Investment);
                                                  Treasurer of The Brazilian
                                                  Investment Fund, Inc., The
                                                  Latin American Discovery
                                                  Fund, Inc., The Malaysia
                                                  Fund, Inc., Morgan Stanley
                                                  Africa Investment Fund,
                                                  Inc., Morgan Stanley Asia-
                                                  Pacific Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Debt Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Fund, Inc., Morgan Stanley
                                                  Fund, Inc., Morgan Stanley
                                                  Global Opportunity Bond
                                                  Fund, Inc., Morgan Stanley
                                                  High Yield Fund, Inc.,
                                                  Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

                                                   Principal Occupation During
Name and Address           Position with Fund            Past Five Years
----------------           ------------------     ---------------------------

Joanna Haigney             Assistant Treasurer    Supervisor of Fund
                                                  Administration and
                                                  Compliance, Chase Global Funds
                                                  Services Company; Previously
                                                  with Coopers & Lybrand
                                                  L.L.P.; Assistant Treasurer
                                                  of The Brazilian Investment
                                                  Fund, Inc., The Latin
                                                  American Discovery Fund,
                                                  Inc., The Malaysia Fund,
                                                  Inc., Morgan Stanley Africa
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley Asia-Pacific
                                                  Fund, Inc., Morgan Stanley
                                                  Emerging Markets Debt Fund,
                                                  Inc., Morgan Stanley
                                                  Emerging Markets Fund,
                                                  Inc., Morgan Stanley Fund,
                                                  Inc., Morgan Stanley Global
                                                  Opportunity Bond Fund,
                                                  Inc., Morgan Stanley High
                                                  Yield Fund, Inc., Morgan
                                                  Stanley India Investment
                                                  Fund, Inc., Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

----------

*    "Interested Person" within the meaning of the 1940 Act.

REMUNERATION OF DIRECTORS AND OFFICERS

     Effective June 28,1995, the Open-end Fund Complex will pay each of the nine Directors who is not an "interested person" an annual aggregate fee of $55,000, plus out-of-pocket expenses. The Open-end Fund Complex will pay each of the members of the Fund's Audit Committee, which consists of the Fund's Directors who are not "interested persons," an additional annual aggregate fee of $10,000 for serving on such a committee. The allocation of such fees will be among the three funds in the Open-end Fund Complex in direct proportion to their respective average net assets. For the fiscal period ended June 30, 1995, the Fund paid approximately $77,367 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration for their services as Directors. The Fund's officers and employees are paid by the Adviser or its agents. As of June 30, 1995, to Fund management's knowledge, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Investment Fund of the Fund. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, for the fiscal year from July 1, 1994 to June 30, 1995.


                               COMPENSATION TABLE
-------------------------------------------------------------------------------------------------
(1)                           (2)            (3)                 (4)           (5)
Name of                       Aggregate      Pension or          Estimated     Total
Person,                       Compensation   Retirement          Annual        Compensation
Position                      From           Benefits Accrued    Benefits      From Registrant
                              Registrant     as Part of          Upon          and Fund Complex
                                             Fund Expenses       Retirement    Paid to Directors

------------------------------------------------------------------------------------------------


Frederick B. Whittemore,*     $ 7,500        $0                  $0            $69,904
Director and Chairman of
the Board

John E. Eckleberry,**           7,500         0                   0              7,500
Director

Gerard E. Jones,*               8,700         0                   0             93,977
Director


                                     19


Warren J. Olsen,*                   0         0                   0                  0
Director and President

Frederick O. Robertshaw,*       7,500         0                   0             32,002
Director

-------------------------------------------------------------------------------------------------

*    As of June 28, 1995, the following persons were elected Directors of the
     Fund: Barton M. Biggs, John D. Barrett II, Gerard E. Jones, Andrew McNally IV, Warren J. Olsen, Samuel T. Reeves, Fergus Reid, Frederick O. Robertshaw and Frederick B. Whittemore.

**   Resigned effective June 28, 1995.


INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

     The Adviser is a wholly-owned subsidiary of Morgan Stanley Group Inc. ("Group"). The principal offices of the Group are located at 1221 Avenue of the Americas, New York, NY 10020.

     The Group, a renowned global financial services firm, is distinguished by quality, service and a commitment to excellence. Tracing its roots to the founding of the U.S. securities industry, the Group remains a leader in the field. The Group's premier list of clients includes some of the largest multinational corporations and institutions, governments, nation-states, royal households and very high-net-worth individuals.

     The Group with its subsidiaries ("Morgan Stanley") maintains a major global presence with offices in Chicago, Frankfurt, Hong Kong, London, Los Angeles, Luxembourg, Melbourne, Milan, New York, Paris, San Francisco, Seoul, Singapore, Taipei, Tokyo, Toronto and Zurich. With over 9,800 employees, approximately 35% of which are located outside the U.S., and members of the portfolio management teams which are native to the countries in which they are investing, Morgan Stanley is in an exceptional position to interpret the forces that will impact the world's capital markets today, over the next decade and beyond.

     The investment management division of Morgan Stanley was formed in 1975 under the leadership of Barton Biggs and incorporated as a wholly-owned subsidiary of the Group in 1981. MSAM was formed to offer investment management and fiduciary services to institutions and high-net-worth individuals. MSAM offers its clients the same superior service and high standards of integrity that have been the hallmark of Morgan Stanley since its founding in 1935.

     As one of the world's premier global investment managers affiliated with one of the leading global financial services firms and with offices in the United States, Europe and Asia, MSAM brings a truly global perspective to the investment of its clients' assets. This global perspective, coupled with Morgan Stanley's long-standing tradition of integrity and prudence, puts MSAM in a unique position to offer investment management services. As compensation for advisory services for the fiscal year ended June 30, 1995, the Adviser earned fees of approximately $4,571,040 and voluntarily waived a portion of such fees equal to approximately $867,999.

     Pursuant to the Administration Agreement between the Adviser and the Fund, the Adviser provides administrative services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Investment Fund. For the fiscal year ended June 30, 1995, the Fund paid administrative fees to MSAM of approximately $1,153,656.

     Under the Agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase"), successor in interest to United States Trust Company of New York, Chase Global Funds Services Company ("CGFSC"), formerly Mutual Funds Service Company, a Chase subsidiary, provides certain administrative services to the Fund. CGFSC provides operational and administrative services to investment companies with approximately $___ billion in assets and having approximately _____________ shareholder accounts as of September 30, 1995. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

DISTRIBUTION OF FUND SHARES

     Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Group, serves as the Distributor of the Fund's shares pursuant to a Distribution Agreement for the Fund and a Plan of Distribution for each class of the Aggressive Equity Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" and collectively, the "Plans"). Under each Plan the Distributor is entitled to receive from the Aggressive Equity Fund a distribution fee, which is accrued daily and paid quarterly, of up to 0.25% for the Class A shares of the Aggressive Equity Fund, and up to 0.75% of the Class B shares and Class C shares of the Aggressive Equity Fund, on an annualized basis, of the average daily net assets of such classes. The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative or shareholder services ("Participating Dealer"). The actual amount of such compensation is agreed upon by the Fund's Board of Directors and by the Distributor. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

     The Plans obligate the Aggressive Equity Fund to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Aggressive Equity Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Aggressive Equity Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee. [The Plans for the Class A shares and the Class C shares were most recently approved by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on September 20, 1995. The Plan for the Class B shares was most recently approved by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on September 20, 1995.]

     The distributor has not received any compensation for providing distribution services to the Aggressive Equity Fund.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

     The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund as of September 30, 1995 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Fund management's knowledge, as follows:

     GLOBAL EQUITY ALLOCATION FUND: FTC & Co., Attn: Datalynx #162, P.O. Box 173736, Denver, CO 80217-3736, owned 6% of the total outstanding Class A shares of such Investment Fund.

     GLOBAL FIXED INCOME FUND: Morgan Stanley Group, Inc. (the "Group"), 1221 Avenue of the Americas, New York, NY 10020, owned 49% of the total outstanding Class C shares of such Investment Fund.

     EMERGING MARKETS FUND: FTC & Co., Attn: Datalynx #118, P.O. Box 173736, Denver, CO 80217-3736, owned 16% of the total outstanding Class A shares of such Investment Fund; Crestar Bank Trust Department, Sheltering Arms Foundation, a/c #10091700, P.O. Box 26246, Richmond, VA 23260, owned 7% of the total outstanding Class A shares of such Investment Fund; and Advest, Inc. ("Advest"), 280 Trumbull Street, Hartford, CT 06103, owned 6% of the total outstanding Class A shares of such Investment Fund.

     LATIN AMERICAN FUND: The Group owned 18% of the total outstanding Class C shares of such Investment Fund; and Prudential Securities FBO J.P. Barger, 600
W. Cummings Park, Suite 3500, Woburn, MA 01801-6349, owned 13% of the total outstanding Class C shares of such Investment Fund.

     AMERICAN VALUE FUND: The Group owned 26% of the total outstanding Class A shares and 39% of the total outstanding Class C shares of such Investment Fund; and Smith Barney Inc., a/c/ #00122517815, 388 Greenwich Street, New York, NY 10013, owned 5% of the total outstanding Class A shares and a/c #00122517779 owned 5% of the total outstanding Class A shares of such Investment Fund.

     WORLDWIDE HIGH INCOME FUND: The Group owned 33% of the total outstanding Class A shares of such Investment Fund; Advest, 280 Trumbull Street, Hartford, CT 06103, owned 6% of the total outstanding Class A shares of such Investment Fund; and Prudential Securities FBO John P. Dobson, 140 Christie Hill Road, Darien, CT 06820-3016, owned 5% of the total outstanding Class A shares of such Investment Fund.

     The Group may be deemed a "controlling person" of the Fund by virtue of its power to control the voting or disposition of the shares it owns. As a result of its ownership position, the Group may be able to control the outcome of matters voted on by shareholders of the Funds.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Aggressive Equity Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Aggressive Equity Fund. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

     In purchasing and selling securities for the Aggressive Equity Fund, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Aggressive Equity Fund, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Aggressive Equity Fund may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Aggressive Equity Fund and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Aggressive Equity Fund and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Directors.

     Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Fund's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors of the Fund, including a majority of the Directors who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard. For the three fiscal years ended June 30, 1993, June 30, 1994 and June 30, 1995, the Fund paid brokerage commissions of approximately $36,558, $2,060,894 and $2,697,893, respectively. During the same period, the Fund paid brokerage commissions of approximately $2,497, $618,000 and $115,622, respectively, to the Distributor, an affiliated broker-dealer. For the fiscal year ended June 30, 1995 commissions paid to the Distributor represented approximately 7% of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented .03% of the aggregate dollar amount of transactions that incurred commissions paid by the Fund during such period.

     Aggressive Equity Fund securities will not be purchased from, or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

                             PERFORMANCE INFORMATION

     The Fund may from time to time quote various performance figures to illustrate the Aggressive Equity Fund's past performance.

     Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

     From time to time the Aggressive Equity Fund may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Aggressive Equity Fund) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Aggressive Equity Fund) and the deduction of all applicable Fund expenses on an annual basis.

    Total return figures are calculated according to the following formula:


                   P(1 + T)n = ERV
    where:
     P           = a hypothetical initial payment of $1,000
     T           = average annual total return
     n           = number of years
     ERV         = ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).


COMPARISONS

To help investors better evaluate how an investment in the Aggressive Equity Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications, indices and averages may be used:

       (a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

       (b) Standard & Poor's 500 Stock Index or its component indices - unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

       (c) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

       (d) Wilshire 5000 Equity Index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

       (e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

       (f) Morgan Stanley Capital International EAFE Index - an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

       (g) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

       (h) Salomon Brothers GNMA Index - includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

       (i) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

       (j) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, United States Treasury/agency issues and mortgage pass-through securities.

       (k) Salomon Brothers World Bond Index - measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

                  Australian Dollars         Netherlands Guilder
                  Canadian Dollars           Swiss Francs
                  European Currency Units    UK Pounds Sterling
                  French Francs              U.S. Dollars
                  Japanese Yen               German Deutsche Marks

       (l) J.P. Morgan Traded Global Bond Index - is an unmanaged index of government bond issues and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, United Kingdom and United States gross of withholding tax.

       (m) Lehman LONG-TERM Treasury Bond - is composed of all bonds covered by the Lehman Treasury Bond Index with maturities of 10 years or greater.

       (n) Lehman Aggregate Bond Index - is an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

       (o) NASDAQ Industrial Index - is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

       (p) Composite Indices - 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 36% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

       (q)  CDA Mutual Fund Report, published by CDA Investment
Technologies, Inc. - analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

       (r) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

       (s) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service - publications that rate fund performance over specified time periods.

       (t) Consumer Price Index (or cost of Living Index), published by the United States Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

       (u) Stocks, Bonds, Bills and Inflation, published by Hobson Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, Treasury bills and inflation.

       (v) Savings and Loan Historical Interest Rates - as published in the United States Savings & Loan League Fact Book.

       (w) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers Inc. and Bloomberg L.P.

       (x) The MSCI Combined Far East Free ex-Japan Index, a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

       (y) First Boston High Yield Index - generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

       (z) Russell 2500 Small Company Index - is comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately $1.3 billion.

       (aa) Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

       (bb) Morgan Stanley Capital International Emerging Markets Global Latin American Index - An unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. (Assumes reinvestment of dividends).

       (cc) IFC Global Total Return Composite Index - An unmanaged index of common stocks and includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

       (dd) EMBI+ - Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and U.S. Dollar local markets instruments. A more comprehensive benchmark than EMBI, the EMBI+ covers 49 instruments from 14 countries. At $98 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, while the EMBI+ represents the broader market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Aggressive Equity Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund's Articles of Incorporation permit the Directors to issue 13,375,000,000 shares of common stock, par value $.001 per share, from an unlimited number of Investment Funds. Currently the Fund is authorized to offer shares of [eleven] Investment Funds, [ten] of which have Class A and Class B shares.

     The shares of the Aggressive Equity Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Aggressive Equity Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share owned (and a fractional vote for each fractional share owned), then standing in his name on the books of the Fund.

DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of the Aggressive Equity Fund's net investment income, if any. The Aggressive Equity Fund may choose to make sufficient distributions of net capital gains to avoid liability for federal excise tax. The Aggressive Equity Fund will not be subject to federal income tax on capital gains or ordinary income distributed to shareholders so long as it qualifies as a RIC (see discussion under "Dividends and Distributions" and

"Taxes" in the Prospectus). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or distributions cannot be predicted.

     Any dividend or distribution paid shortly after an investor purchases shares of the Aggressive Equity Fund will reduce the per share net asset value of that Aggressive Equity Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes to shareholders subject to taxes as set forth in the Prospectus.

     As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and distributions of the Aggressive Equity Fund are automatically reinvested in additional shares of that Aggressive Equity Fund at net asset value as of the business day following the record date. This reinvestment policy will remain in effect until the shareholder notifies the Transfer Agent in writing at least three days prior to a record date that the shareholder has elected either the Income Option (income dividends in cash and distributions in additional shares at net asset value) or the Cash Option (both income dividends and distributions in cash). No initial sales charge or CDSC is imposed on shares of the Aggressive Equity Fund that are purchased through the automatic reinvestment of dividends and distributions of the Aggressive Equity Fund.

     The Aggressive Equity Fund generally will be treated as a separate corporation (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains of the Aggressive Equity Fund, whether or not distributed to investors, cannot be offset against net capital losses of any other Investment Fund.

CUSTODY ARRANGEMENTS

     Chase serves as the Fund's domestic custodian. Chase is not affiliated with Morgan Stanley & Co. Incorporated. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with Rule 17f-5 adopted by the SEC under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley & Co. Incorporated. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

                      DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

     EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS: Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba - Bonds which are rated Ba are judged to have speculative elements;

their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contact
over any long period of time may be small.   Caa - Bonds which are rated Caa are
of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     EXCERPTS FROM STANDARD & POOR'S CORPORATION ("S&P") DESCRIPTION OF BOND
RATINGS: AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C - The rating C is reserved for income bonds on which no interest is being paid. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1
- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 - high quality with margins of protection ample although not so large as in the preceding group.

     DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") - Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: S-1+ - very strong capacity to pay principal and interest; SP-1 - strong capacity to pay principal and interest.

     DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+ - this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 - this designation indicates the degree of safety regarding timely payment is very strong.

     WITH RESPECT TO RATINGS BY IBCA LTD., the designation A1 by IBCA, Ltd. indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

II.  DESCRIPTION OF UNITED STATES GOVERNMENT SECURITIES

     The term "United States Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

     United States Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and United States Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Associates, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the United States Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the United States Government.

     Some of the United States Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of the United States Government is a Government agency organized under federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.

III.  FOREIGN INVESTMENTS

     The Aggressive Equity Fund may invest in securities of foreign issuers. Investors should recognize that investing in such foreign securities involves certain special considerations which are not typically associated with investing in United States issuers. For a description of the effect on the Aggressive Equity Fund of currency exchange rate fluctuations, see "Investment Objectives and Policies -Forward Foreign Currency Exchange Contracts" above. As foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers, there may be less information available about certain foreign companies than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. Foreign securities not listed on a recognized domestic or foreign exchange are regarded as not readily marketable and therefore such investments will be limited to 15% of the Aggressive Equity Fund's net asset value at the time of purchase.

     Although the Aggressive Equity Fund will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on United States exchanges.

     Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. It is not expected that the Aggressive Equity Fund or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on the Aggressive Equity Fund because its investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

                              FINANCIAL STATEMENTS

     There are no financial statements for the Aggressive Equity Fund because the Aggressive Equity Fund has just become operational as of the date of this SAI.

                                     PART C

                            Morgan Stanley Fund, Inc.
                                Other Information

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (A)  FINANCIAL STATEMENTS

     The registrant's audited financial highlights for the Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund and Morgan Stanley Worldwide High Income Fund, respectively, for the fiscal year ended June 30, 1994 and registrant's unaudited financial highlights for such funds and the Morgan Stanley Emerging Markets Fund and Morgan Stanley Latin American Fund for the periods ended December 31, 1994 are included in the prospectus ("August 1995 prospectus") of the foregoing funds which was filed as part of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) on April 4, 1995 and in final form under Rule 497(e) via EDGAR on August 1, 1995 and which is incorporated herein by reference.

     The registrant's audited financial statements for the Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund and Morgan Stanley Worldwide High Income Fund, respectively, for the fiscal year ended June 30, 1994, including Price Waterhouse LLP's report thereon, and registrant's unaudited financial statements for such funds and the Morgan Stanley Emerging Markets Fund and Morgan Stanley Latin American Fund for the periods ended December 31, 1994 are included in the Statement of Additional Information ("August 1995 SAI") for the foregoing funds which was filed with the August 1995 Prospectus and which is incorporated herein by reference. Included in the August 1995 SAI were the Report of Independent Accountants relating only to the June 30, 1994 audited financials and financial statements as follows:

     1.  Statement of Assets and Liabilities
     2.  Statement of Operations
     3.  Statement of Changes in Net Assets
     4.  Financial Highlights
     5.  Notes to Financial Statements

     As of June 30, 1994, the Morgan Stanley Emerging Markets Fund, Morgan Stanley European Equity Fund, Morgan Stanley Latin American Fund and Morgan Stanley Growth and Income Fund had not yet commenced operations and the Morgan Stanley Money Market Fund has ceased operations. Accordingly, no audited financial highlights or statements were filed for such funds.

     As of December 31, 1994 the Morgan Stanley European Equity Fund and the Morgan Stanley Growth and Income Fund had not yet commenced operations. Accordingly, no unaudited financial highlights or statements were filed for such funds.

     The Morgan Stanley Aggressive Equity Fund is not yet operational and therefore the separate prospectus and SAI for such fund, which are filed herewith, do not include financial highlights or statements.

     (B)  EXHIBITS

     1    Amended and Restated Articles of Incorporation, filed herewith.

     2    Amended and Restated By-laws, filed herewith.

     3    Not applicable.

     4 Registrant's Forms of Specimen Securities were previously filed and are incorporated herein by reference.

     5    (a)  Investment Advisory Agreement between Registrant and Morgan
               Stanley Asset Management Inc. with respect to the Morgan Stanley
               Money Market Fund, the Morgan Stanley Global Fixed Income Fund and the Morgan Stanley Global Equity Allocation Fund, filed herewith.

          (b) Amended Schedule A and Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Asian Growth Fund and Small Cap Value Equity Fund (currently the American Value Fund)), filed herewith.

          (c) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Worldwide High Income Fund), filed herewith.

          (d) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Growth and Income Fund, European Equity Fund, Latin American Fund and Emerging Markets Fund), filed herewith.

          (e) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Aggressive Equity Fund), filed herewith.


     6 Form of Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's

          Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on November 25, 1992.

     7    Not applicable.

     8    (a)  Form of Registrant's Custodian Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's
               Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on November 25, 1992.

          (b) Registrant's Global Custody Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on November 25, 1992.


     9    (a)  Form of Administration Agreement between Registrant and Morgan
               Stanley Asset Management Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration
               Statement on Form N-1A (File No. 33-51294) filed with the
               Securities and Exchange Commission on November 25, 1992.


          (b) United States Trust Administration Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on November 25, 1992.

          (c) Form of Amended Schedule A and Amended Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. with respect to the Morgan Stanley Asian Growth Fund and Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on March 18, 1993.

     10 Opinion of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on December 30, 1992.

     11   Consent of Independent Accountants, filed herewith.

     12   Not applicable.

     13 Form of Purchase Agreement is incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on December 30, 1992.

     14   Not applicable.

     15   (a)  Form of Plan of Distribution Pursuant to Rule 12b-1 for shares of the Morgan Stanley Money Market Fund is incorporated herein by reference to Registrant's Registration

               Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on August 25, 1992.


          (b) Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares (the "Class A Plan") of the Morgan Stanley Aggressive Equity Fund, filed herewith. The following Class A Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class A Plans differ from the Class A Plan filed herewith only in references to the Investment Fund to which the Class A Plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value
               Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund, and Morgan Stanley Growth and Income Fund.

          (c) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (the "Class B Plan") of the Morgan Stanley Aggressive Equity Fund is filed herewith. The following Class B Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class B Plans differ from the Class B Plan filed herewith only in references to the Investment Fund to which the Plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value
               Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund, and Morgan Stanley Growth and Income Fund.

          (d) Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (now known as Class C Shares) and referred to as the "Class C Plan" of the Morgan Stanley Aggressive Equity Fund, filed herewith. The following Class C Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class C Plans differ from the Class C Plan filed herewith only in references to the Investment Fund to which the Plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund, and Morgan Stanley Growth and Income Fund.

     16 Schedule of Computation of Performance Information is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on March 18, 1993.

     19   Registrant's Form of Rule 18f-3 Multiple Class Plan, filed herewith.

     24   Powers of Attorney, filed herewith.

     27 No financial data schedules are filed herewith because there are no financial statements.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          No person is controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


          The following information is given as of June 30, 1995.
                                                                 Number of
          Title of Class                                         Record Holders
          --------------                                         --------------

          Morgan Stanley Global Equity Allocation Fund-Class A .      3,198
          Morgan Stanley Global Equity Allocation Fund-Class B .         63
          Morgan Stanley Global Equity Allocation Fund-Class C .        343
          Morgan Stanley Global Fixed Income Fund-Class A. . . .        340
          Morgan Stanley Global Fixed Income Fund-Class B. . . .          7
          Morgan Stanley Global Fixed Income Fund-Class C. . . .        189
          Morgan Stanley Asian Growth Fund-Class A . . . . . . .     16,629
          Morgan Stanley Asian Growth Fund-Class B . . . . . . .        217
          Morgan Stanley Asian Growth Fund-Class C . . . . . . .     12,120
          Morgan Stanley Emerging Markets Fund-Class A . . . . .      2,212
          Morgan Stanley Emerging Markets Fund-Class B . . . . .         85
          Morgan Stanley Emerging Markets Fund-Class C . . . . .      2,230
          Morgan Stanley Latin American Fund-Class A . . . . . .        807
          Morgan Stanley Latin American Fund-Class B . . . . . .          6
          Morgan Stanley Latin American Fund-Class C . . . . . .        435
          Morgan Stanley European Equity Fund-Class A. . . . . .          0
          Morgan Stanley European Equity Fund-Class B. . . . . .          0
          Morgan Stanley European Equity Fund-Class C. . . . . .          0
          Morgan Stanley American Value Fund-Class A . . . . . .      1,153
          Morgan Stanley American Value Fund-Class B . . . . . .         48
          Morgan Stanley American Value Fund-Class C . . . . . .        942
          Morgan Stanley Worldwide High Income Fund-Class A. . .        806
          Morgan Stanley Worldwide High Income Fund-Class B. . .        165
          Morgan Stanley Worldwide High Income Fund-Class C. . .        660
          Morgan Stanley Money Market Fund . . . . . . . . . . .          0


ITEM 27.  INDEMNIFICATION

          Reference is made to Article SEVEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Reference is made to the caption "Management of the Fund--Investment Adviser" in the Prospectus constituting Part A of this Registration Statement and "Management of the Fund" in Part B of this Registration Statement.

          Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).


     Barton M. Biggs, Chairman and Director
     Peter A. Nadosy, President, Director and Managing Director
     James M. Allwin, Chief Operating Officer and Managing Director
     F. Dominic Caldecott, Managing Director (MSAM) - UK
     A. Macdonald Caputo, Managing Director
     Ean Wah Chin, Managing Director (MSAM) - Singapore
     Garry B. Crowder, Managing Director
     Michael A. Crowe, Managing Director
     Madhav Dhar, Vice President and Managing Director
     Kurt A. Feuerman, Managing Director
     Gordon S. Gray, Vice President, Managing Director and Director Gary D. Latainer, Managing Director
     Dennis G. Sherva, Vice President, Managing Director and Director Richard G. Woolworth, Jr., Vice President and Managing Director Richard B. Fisher, Director
     Donald H. McAllister, Director
     Robert E. Angevine, Vice President and Principal
     Gerald P. Barth, Vice President and Principal
     S. Nicoll Benjamin, Jr., Vice President
     Josephine M. Glass, Vice President
     Richard S. Brody, Vice President
     Terence P. Carmichael, Vice President and Principal
     Ean Wah Chin, Vice President
     Mary T. Coughlin, Vice President
     Eileen F. Cresham, Vice President and Principal
     Garry B. Crowder
     Michael A. Crowe, Vice President
     Pierre J. deVegh
     Abigail J. Feder, Vice President
     Robert P. Follert, Vice President
     George W. Gardner, Vice President
     Geoffrey C. Getman, Vice President
     James W. Grisham, Vice President and Principal
     Perry E. Hall, II, Vice President and Principal
     Bruce S. Ives, Vice President and Principal
     Paul J. Jackson, Vice President
     Margaret A. Kinsley, Vice President and Principal
     John D. Knox, Vice President
     Christopher A. H. Lewis, Vice President
     Marianne J. Lippmann, Vice President and Principal
     Gary J. Mangino, Vice President and Principal
     Winslow M. Marston, Vice President
     Walter Maynard, Jr., Vice President and Principal
     Amr M. Nosseir, Vice President
     Warren J. Olsen, Vice President and Principal
     Anthony J. Pesce, Vice President

     Christopher G. Petrow, Vice President and Principal Robin H. Prince, Vice President
     Gail H. Reeke, Vice President and Principal
     Thomas A. Rorro, Vice President
     Bruce R. Sandberg, Vice President and Principal
     Vinod R. Sethi, Vice President and Principal
     Steven C. Sexauer, Vice President and Principal
     Kim I. Spellman, Vice President
     Joseph P. Stadler, Vice President
     Kenneth E. Tanaka, Vice President
     Susan I. Tuomi, Vice President
     Philip W. Warner, Vice President and Principal
     Philip W. Winters, Vice President and Principal
     Alford E. Zick, Jr., Vice President and Principal Marshall T. Bassett, Vice President
     Jeffrey G. Boudy, Vice President
     L. Kenneth Brooks, Vice President
     Andrew C. Brown, Vice President (MSAM) - UK
     Frances Campion, Vice President (MSAM) - UK
     Carl Kuo-Wei Chien, Vice President (MSAM) - Hong Kong Lori A. Cohane, Vice President
     James Colmenares, Vice President
     Kate Cornish-Bowden, Vice President (MSAM) - UK
     Bertrand Le PanDe Ligny, Vice President (MSAM) - UK Christine H. du Bois, Vice President
     Raye L. Dube, Vice President
     Maureen A. Grover, Vice President
     Kenneth R. Holley, Vice President
     Nan B. Levy, Vice President
     Valerie Y. Lewis, Vice President
     Gordon W. Loery, Vice President
     Yvonne Longley, Vice President (MSAM) - UK
     Jeffrey Margolis, Vice President
     Paula J. Morgan, Vice President (MSAM) - UK
     Clare K. Mutone, Vice President
     Martin O. Pearce, Vice President (MSAM) - UK
     Alexander A. Pena, Vice President
     David J. Polansky, Vice President
     Denise Saber, Vice President (MSAM) - UK
     Michael James Smith, Vice President (MSAM) - UK Christian K. Stadlinger, Vice President
     Catherine Steinhardt, Vice President
     Kunihiko Sugio, Vice President (MSAM) - Tokyo
     Joseph Y.S. Tern, Vice President (MSAM) - Singapore
     Ann D. Thivierge, Vice President
     Richard Boon Hwee Toh, Vice President (MSAM) - Singapore K.N. Vaidyanathan, Vice President (MSAM) - Bombay
     Kevin V. Wasp, Vice President
     Warren Ackerman, III, Principal
     John R. Alkire, Principal (MSAM) - Tokyo
     Francine J. Bovich, Principal
     Stuart J.M. Breslow, Principal

     Arthur Certosimo, Principal
     James K.K. Cheno, Principal (MSAM) - Singapore
     Stephen C. Cordy, Principal
     Jacqueline A. Day, Principal (MSAM) - UK
     Paul B. Ghaffari, Principal
     Marianne Laing Hay, Principal (MSAM) - UK
     Kathryn Jonas Kasanoff, Principal
     Debra A.F. Kushma, Principal
     M. Paul Martin, Principal
     Robert L. Meyer, Principal
     Margaret P. Naylor, Principal (MSAM) - UK
     Russell C. Platt, Principal
     Christine T. Reilly, Principal
     Robert A. Sargent, Principal (MSAM) - UK
     Harold J. Schaaff, Jr., Secretary, Principal and General Counsel Kiat Seng Seah, Principal (MSAM) - Singapore
     Robert M. Smith, Principal
     Charles B. Hintz, Treasurer
     Madeline Diaz, Assistant Secretary
     Madeline D. Barkhorn, Assistant Secretary
     Charlene R. Herzer, Assistant Secretary


               In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; The Brazilian Investment Fund, Inc.; The Enterprise Group of Funds, Inc. - Tax-Exempt Income Portfolio; Fortis Series Fund, Inc. - Global Asset Allocation Series; Fountain Square International Equity Fund; General American Capital Company; The Latin American Discovery Fund, Inc.; certain portfolios of The Legends Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley European Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; Morgan Stanley Institutional Fund, Inc.; The Pakistan Investment Fund, Inc.; PCS Cash Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of Sun America Series Trust; SEI Institutional Managed Trust - Balanced Portfolio; The Thai Fund, Inc. and The Turkish Investment Fund, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

               Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc., Morgan Stanley Fund, Inc., and PCS Cash Fund, Inc. The information required by this Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-15869).

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

               The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent and Sub-Administrator, Mutual Funds Service Company, 73 Tremont Street, P.O. Box 2798, Boston, Massachusetts 02208-2798; and the Registrant's custodian banks, including sub-custodians.

ITEM 31.  MANAGEMENT SERVICES

               Morgan Stanley Asset Management Inc. ("MSAM") has entered into a U.S. Trust Administration Agreement with The Chase Manhattan Bank,
N.A. ("Chase"), successor in interest to United States Trust Company of New
York (which is incorporated herein by reference to Exhibit No. 9(b) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement) pursuant to which Chase will provide the following services to the Registrant: (i) managing, administering and conducting the general business activities of the Registrant, other than those which are contracted to third parties; (ii) providing personnel and facilities to perform the foregoing; (iii) accounting services, including the preparation of statements and reports; (iv) transfer agent services, including processing correspondence from shareholders, recording transfers, issuing stock certificates and handling checks; (v) handling dividends and distributions, including disbursing, withholding and tax reporting; and (vi) providing office facilities, statistical and research data, office supplies and assisting the Registrant to comply with regulatory developments.

ITEM 32.  UNDERTAKINGS

               1. Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the Morgan Stanley European Equity Fund, Morgan Stanley Growth and Income Fund and Morgan Stanley Aggressive Equity Fund, within four to six months of their effective date or the commencement of operations of each such Investment Fund, whichever is later.

               2. Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

               3. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on October 2, 1995.

                              MORGAN STANLEY FUND, INC.


                                   By:   /s/ Warren J. Olsen
                                        --------------------
                                        Warren J. Olsen
                                        President and Director

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                    Date
---------                     -----                    ----

/s/ Warren J. Olsen           Director, President      October 2, 1995
-------------------------                              ---------------
Warren J. Olsen               (Principal Executive     Date
                              Officer)

*/s/ Barton M. Biggs          Director (Chairman)      October 2, 1995
-------------------------                              ---------------
Barton M. Biggs                                        Date

*/s/ Fergus Reid              Director                 October 2, 1995
-------------------------                              ---------------
Fergus Reid                                            Date

*/s/ Frederick O. Robertshaw  Director                 October 2, 1995
----------------------------                           ---------------
Frederick O. Robertshaw                                Date

*/s/ Andrew McNally IV        Director                 October 2, 1995
--------------------------                             ---------------
Andrew McNally IV                                      Date

*/s/ John D. Barrett II       Director                 October 2, 1995
-------------------------                              ---------------
John D. Barrett II                                     Date

*/s/ Gerard E. Jones          Director                 October 2, 1995
-------------------------                              ---------------
Gerard E. Jones                                        Date

*/s/ Samuel T. Reeves         Director                 October 2, 1995
-------------------------                              ---------------
Samuel T. Reeves                                       Date

*/s/ Frederick B. Whittemore   Director                October 2, 1995
----------------------------                           ---------------
Frederick B. Whittemore                                Date

*/s/ James R. Rooney           Treasurer               October 2, 1995
-------------------------                              ---------------
James R. Rooney               (Principal               Date
                              Accounting
                              Officer)

*By: /s/ Warren J. Olsen
     ----------------------
     Warren J. Olsen
     Attorney-In-Fact

                                  EXHIBIT INDEX

          Exhibit
          Number              Description
          ------              -----------
          1    Amended and Restated Articles of Incorporation, filed herewith.

          2    Amended and Restated By-laws, filed herewith.

          3    Not applicable.

          4 Registrant's Forms of Specimen Securities were previously filed and are incorporated herein by reference.

          5    (a)  Investment Advisory Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. with respect to the Morgan
                    Stanley Money Market Fund, the Morgan Stanley Global Fixed
                    Income Fund and the Morgan Stanley Global Equity Allocation
                    Fund, filed herewith.

               (b) Amended Schedule A and Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Asian Growth Fund and Small Cap Value Equity Fund (currently the American Value
                    Fund)), filed herewith.

               (c) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Worldwide High Income Fund), filed herewith.

               (d) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Growth and Income Fund, European Equity Fund, Latin American Fund and Emerging Markets Fund), filed herewith.

               (e) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Agressive Equity Fund), filed herewith.

          6 Form of Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on November 25, 1992.

          7    Not applicable.

          8    (a)  Form of Registrant's Custodian Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No.
                    33-51294) filed with the Securities and Exchange Commission on November 25, 1992.

               (b) Registrant's Global Custody Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on November 25, 1992.

          9    (a)  Form of Administration Agreement between Registrant and
                    Morgan Stanley Asset Management Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File
                    No. 33-51294) filed with the Securities and Exchange
                    Commission on November 25, 1992.

               (b) United States Trust Administration Agreement is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on November 25, 1992.

               (c) Form of Amended Schedule A and Amended Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. with respect to the Morgan Stanley Asian Growth Fund and Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on March 18, 1993.

          10 Opinion of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on December 30, 1992.

          11   Consent of Independent Accountants, filed herewith.

          12   Not applicable.

          13 Form of Purchase Agreement is incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on December 30, 1992.

          14   Not applicable.

          15   (a)  Form of Plan of Distribution Pursuant to Rule 12b-1 for
                    shares of the Morgan Stanley Money Market Fund is incorporated herein by reference to Registrant's
                    Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on August
                    25, 1992.

               (b) Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares (the "Class A Plan") of the Morgan Stanley Aggressive Equity Fund, filed herewith. The following Class A Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class A Plans differ from the Class A Plan filed herewith only in references to the Investment Fund to which the Class A Plan relates:
                    Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund, and Morgan Stanley Growth and Income Fund.


               (c) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (the "Class B Plan") of the Morgan Stanley Aggressive Equity Fund is filed herewith. The following Class B Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class B Plans differ from the Class B Plan filed herewith only in references to the Investment Fund to which the Plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund, and Morgan Stanley Growth and Income Fund.

               (d) Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (now known as Class C Shares) and referred to as the "Class C Plan" of the Morgan Stanley Aggressive Equity Fund, filed herewith. The following Class C Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class C Plans differ from the Class C Plan filed herewith only in references to the Investment Fund to which the Plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund), Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Allocation Fund, and Morgan Stanley Growth and Income Fund.

          16 Schedule of Computation of Performance Information is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-51294) filed with the Securities and Exchange Commission on March 18, 1993.

          19 Registrant's Form of Rule 18f-3 Multiple Class Plan, filed herewith.

          24   Powers of Attorney, filed herewith.

          27 No financial data schedules are filed herewith because there are no financial statements.